As filed with the Securities and Exchange Commission on October 29, 2004
Securities Act File No. 333-14527
Investment Company Act File No. 811-07871

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 8	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 10	[X]

TD WATERHOUSE PLUS FUNDS, INC.
(formerly known as National Investors Cash Management Fund, Inc.)
(Exact Name of Registrant as Specified in Charter)

100 Wall Street, New York, New York 10005
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code
(617) 824-1200

George O. Martinez, President

TD Waterhouse Plus Funds, Inc.
c/o Funds Distributor, Inc.
100 Summer Street, Suite 1500, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Copies of communications to:

Counsel for the Registrant:
Margery K. Neale, Esq.
Shearman & Sterling
599 Lexington Avenue, New York, New York 10022

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)

[ ]	On (date) pursuant to paragraph (b)

[X]	60 days after filing pursuant to paragraph (a) (1)

[ ]	On (date) pursuant to paragraph (a) (1)

[ ]	75 days after filing pursuant to paragraph (a) (2)

[ ]	On (date) pursuant to paragraph (a) (2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

December [    ], 2004

TD WATERHOUSE PLUS FUNDS, INC.

MONEY MARKET PLUS PORTFOLIO

[TD WATERHOUSE LOGO]

As with any mutual fund, the Securities and Exchange Commission (SEC) has not approved or disapproved the Portfolio's shares or determined whether this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

TD WATERHOUSE PLUS FUNDS, INC.

TABLE OF CONTENTS

[TO BE UPDATED]

RISK AND RETURN SUMMARY	3
Fund Overview	3
Investment Objective	3
Investment Strategies	3
Principal Risks	4
Who May Want to Invest	4
Past Performance	5
Expenses	5

HOW TO BUY AND SELL SHARES	6
How to Buy Shares	6
How to Sell Shares	8

SHAREHOLDER INFORMATION	9
Telephone Transactions	9
Statements and Reports to Shareholders	9
Pricing Your Shares	9
Dividends	10
Taxes	10
Frequent Purchases and Redemptions	10
Disclosure of Portfolio Holdings	10

PORTFOLIO MANAGEMENT	11
Investment Manager	11
Administrator	12
Distributor	12
Shareholder Servicing	12

FINANCIAL HIGHLIGHTS	12

FOR MORE INFORMATION	Back cover

MONEY MARKET PLUS PORTFOLIO

RISK AND RETURN SUMMARY

Fund Overview
The Money Market Plus Portfolio (the “Portfolio”) is a series of TD Waterhouse Plus Funds, Inc. (the “Fund”). The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

Investment Objective
The Money Market Plus Portfolio (the “Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

There is no guarantee that the Portfolio will be able to maintain a stable share price.

Investment Strategies
The Portfolio is a no-load money market fund. The Portfolio invests in high quality money market securities that the investment manager believes present minimal credit risk.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements. In a repurchase agreement, the Portfolio acquires ownership of a security from a financial institution that agrees to repurchase the security later at a time and price that determine the yield during the Portfolio’s holding period. Particular types of money market securities are described in the Portfolio’s Statement of Additional Information (“SAI”).

The Portfolio has the flexibility to invest in a broad range of high quality money market securities.

As a money market fund, the Portfolio complies with a range of federal regulations relating to quality, maturity, liquidity and diversification that are designed to promote price stability. Under the maturity standards, the Portfolio maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 397 days (approximately 13 months). Under the quality standards, the Portfolio invests only in securities that, at the time of purchase, are in the two highest short-term rating categories or are of equivalent quality in the judgment of the Portfolio’s investment manager.

The Portfolio may invest in other investment companies consistent with its investment objective and strategies. Any such investments will be made solely in no-load money market funds.

The Portfolio invests in a broad spectrum of high quality U.S. dollar-denominated money market instruments. The Portfolio’s investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate

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debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. Not all of these obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government, including, but not limited to, direct obligations issued by the U.S. Treasury, obligations of certain entities that may be chartered or sponsored by Acts of Congress such as the Federal Housing Administration, the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the General Services Administration and the Maritime Administration. Obligations issued by other government entities that may be chartered or sponsored by Acts of Congress, called Government Sponsored Enterprises or “GSEs,” like obligations of Fannie Mae (Federal National Mortgage Association), Freddie Mac (Federal Home Loan Mortgage Corp.), the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association (“SLMA” or “Sallie Mae”) and the Federal Farm Credit Bank are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. However, these issuers, except the Federal Farm Credit Bank, have the right to borrow limited amounts from the U.S. Treasury to meet their obligations. In contrast, the obligations of other issuers, like the Federal Farm Credit Bank, depend entirely upon their own resources to repay their debt obligations. In addition, a U.S. government guarantee of the securities owned by the Portfolio does not guarantee the net asset value of the Portfolio’s shares.

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The Portfolio also invests in asset-backed securities and asset-backed commercial paper (collectively, “asset-backed” securities). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. The credit quality of asset-backed securities is often improved in comparison to that of the underlying loans or receivables through credit enhancement and liquidity enhancement mechanisms. Forms of enhancement include letters of credit, surety bond guarantees, overcollateralization, excess spread protection, subordination of other classes of debt, early amortization and cash reserve accounts. Most programs utilize some or all of these forms of enhancement.

Principal Risks
The income from the Portfolio will vary with changes in prevailing interest rates. In addition, the Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. As discussed above, not all of the U.S. Government and agency securities in which the Portfolio may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early

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redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or the issuer may retire an outstanding bond early to reduce interest costs. The Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

The Portfolio may be appropriate for the following investors:

•	Investors looking to earn income at current money market rates from a high quality portfolio.

•	Investors looking for a liquid investment that preserves capital.

•	Investors pursuing a short-term investment goal.
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Past Performance

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year. The table below shows average annual total returns of the Portfolio. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

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YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year(1)

[bar chart here —

data:

Money Market Plus Portfolio

1/1 – 12/31/03                [    ]%

For the period covered by the bar chart, the highest and lowest quarterly returns were [   ]% (for the quarter ended [    ]/[    ]/04) and [    ]% (for the quarter ended [   ]/[   ]/04) for the Portfolio.

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AVERAGE ANNUAL TOTAL RETURN as of 12/31/03(2)

	1 Year	Since Inception
(4/4/02)

Money Market Plus Portfolio	[ ]%	[ ]%

(1) For the period from 1/1/04 through 9/30/04, total returns for the Portfolio was [   ]%.

(2)As of 12/31/03, the 7-day yield for the Portfolio was [      ]%. As of 12/31/03, the 7-day effective yield for the Portfolio was [      ]%. For current yield information, please call 1-800-934-4448.

Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

MoneyMarket
PlusPortfolio
Shareholder Transaction Fees (fees paid directly from your investment)[1]

Maximum Sales Charge (Load) Imposed on Purchases	None

Annual Operating Expenses (expenses deducted from Portfolio assets)

Management Fees	0.[ ]%

Distribution (12b-1) Fees	None

Shareholder Servicing Fees	0.[ ]%

Other Expenses[2]	0.[ ]%

Total Annual Operating Expenses[2]	0.[ ]%

Fee Waiver and Expense Reimbursement[3]	0.[ ]%

Net Expenses[3]	0.[ ]%

1  Broker-dealers that are not affiliates of the Portfolio’s investment manager may impose service fees in connection with the sale of Portfolio shares, no part of which may be received by the Portfolio, the investment manager or affiliates of the investment manager. These fees may differ according to the type of account held by the investor. In addition, you may be subject to a $5.00 fee by National Investor Services Corp. (the “Transfer Agent”) if you sell less than $5,000 worth of shares of the Portfolio.

2  The table shows the annual operating expenses for the Portfolio’s fiscal year ended October 31, 2004, before expense reductions by the Portfolio’s investment manager or affiliates of the investment manager.

3  Reflects a written agreement by the investment manager and certain of its affiliates to reduce expenses of  the Portfolio (through paying certain expenses and/or waiving fees) for the Portfolio’s fiscal year ending October 31,

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2005 and for successive fiscal years unless terminated as of the end of a fiscal year, so that the Portfolio’s total operating expenses will not exceed 0.45% on an annual basis during each such fiscal year. The investment manager and its affiliates may voluntarily agree to further reduce expenses to 0.35% on an annual basis. Unless stated otherwise, any voluntary expense reductions or fee waivers may be changed or eliminated at any time without prior notice.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Money Market Plus Portfolio	$[ ]	$[ ]	$[ ]	$[ ]

HOW TO BUY AND SELL SHARES

Shares of the Portfolio are offered exclusively to investors maintaining brokerage, securities, money management or similar accounts with TD Waterhouse Investor Services, Inc. (“TD Waterhouse”) or certain other broker-dealers.

Account Protection. Within your TD Waterhouse brokerage account, you have access to other investments available at TD Waterhouse such as stocks, bonds, options, and other mutual funds. The securities in your TD Waterhouse brokerage account are protected up to $150 million per customer. The first $500,000 of coverage is provided by Securities Investor Protection Corporation (“SIPC”) of which up to $100,000 covers cash. A SIPC explanatory brochure is available by calling 1-800-934-4448 or online at www.sipc.org. The remaining coverage is provided through Lloyd’s London. Please note that this account protection does not protect against losses due to market fluctuation.

Investment and Balance Minimums. There is a $100,000 minimum for initial purchases ($15,000 for retirement accounts and $25,000 for TD Waterhouse customers with brokerage account balances of at least $100,000) and a $5,000 minimum for subsequent purchases ($2,000 for retirement accounts) of shares of the Portfolio. The Portfolio has a minimum balance requirement of $20,000 ($15,000 for retirement accounts) for each shareholder account. The Portfolio may waive these requirements at any time in its discretion.

Due to the cost of maintaining smaller accounts, the Portfolio reserves the right to redeem, upon not less than 60 days’ written notice, all shares in a shareholder’s account that falls below the applicable minimum account balance due to redemptions. In addition, Portfolio shares will be subject to automatic redemption if the TD Waterhouse brokerage account in which they are held is closed or TD Waterhouse imposes certain new requirements with respect to its brokerage accounts.

How to Buy Shares
Shares are purchased at the next net asset value (“NAV”) per share calculated after an order and

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payment are received by the Portfolio. There is no sales charge to buy shares of the Portfolio.

The Portfolio reserves the right to suspend the offering of shares for a period of time and to reject any specific purchase order.

Customers of TD Waterhouse
TD Waterhouse brokerage customers may purchase shares of the Portfolio by mail or by placing an order directly with a TD Waterhouse Account Officer by telephone at 1-800-934-4448. TD Waterhouse also allows the purchase of Portfolio shares by electronic means for customers at http://www.tdwaterhouse.com.

Whether by mail, telephone or electronically, please indicate your wish to buy shares of the Portfolio and provide the following information:

•	your TD Waterhouse account number

•	the Portfolio in which you wish to invest -- Money Market Plus Portfolio

•	the dollar amount you wish to invest or share amount you wish to purchase

By Mail. You may buy shares of the Portfolio by mailing a letter of instruction with the information requested above, signed by one of the registered account holders in the exact form specified on the account to TD Waterhouse Investor Services, Inc., P.O. Box 2630, Jersey City, NJ 07303-2630. Current TD Waterhouse customers should include their account number so that the amount can be debited from their brokerage account. New customers should include a check made payable to “TD Waterhouse Investor Services, Inc.” Once you mail your letter, you may not modify or cancel your instructions. TD Waterhouse allows three business days for clearance and shares of the Portfolio will be purchased on the third business day.

By Telephone. You may purchase shares of the Portfolio by calling your TD Waterhouse Account Officer at 1-800-934-4448.

Electronically. Please refer to product and services information regarding TD Waterhouse online and TradeDirect® (touch-tone trading). The World Wide Web address for TD Waterhouse is http://www.tdwaterhouse.com.

Customers of Selected Broker-Dealers
Shares may be purchased and redeemed through certain authorized broker-dealers other than TD Waterhouse that have entered into a selling agreement with the Portfolio’s distributor (“Selected Brokers”). Affiliates of TD Waterhouse may be Selected Brokers. Selected Brokers may receive payments as a processing agent from the Transfer Agent. In addition, Selected Brokers may charge their customers a fee for their services, no part of which is received by the Portfolio or TD Waterhouse.

Investors who purchase shares through a Selected Broker will be subject to the procedures of their Selected Broker, which may include charges, limitations, investment minimums, cutoff

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times and restrictions in addition to, or different from, those generally applicable to TD Waterhouse customers. Any such charges imposed by a Selected Broker would reduce the return on an investment in the Portfolio. Investors should acquaint themselves with their Selected Broker’s procedures and should read this prospectus in conjunction with any material and information provided by their Selected Broker. Investors who purchase shares of the Portfolio through a Selected Broker may or may not be the shareholder of record. Selected Brokers are responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Certain shareholder services, such as periodic investment programs, may not be available to customers of Selected Brokers or may differ in scope from programs available to TD Waterhouse customers. Shareholders should contact their Selected Broker for further information. The Portfolio may confirm purchases and redemptions of a Selected Broker’s customers directly to the Selected Broker, which in turn will provide its customers with confirmation and periodic statements. The Portfolio is not responsible for the failure of any Selected Broker to carry out its obligations to its customer.

How to Sell Shares
To sell (redeem) shares of the Portfolio, you may use any of the methods outlined below. Shareholders who have invested through a Selected Broker should redeem their shares through the Selected Broker. Portfolio shares are redeemed at the next NAV calculated after receipt by the Portfolio of a redemption request in proper form.

With every request to sell shares, you will need to include the following information:

•	your TD Waterhouse account number

•	the name of the Portfolio -- Money Market Plus Portfolio

•	the dollar or share amount you wish to sell

By Mail. You may sell shares by sending a letter of instruction with the information indicated above, signed by one of the registered account holders in the exact form specified on the account to TD Waterhouse Investor Services, Inc., P.O. Box 2630, Jersey City, NJ 07303-2630. Once you mail your letter, you may not modify or cancel your instructions.

By Telephone. You may sell shares of the Portfolio by calling your TD Waterhouse Account Officer at 1-800-934-4448.

Electronically. Please refer to product and services information regarding TD Waterhouse online and TradeDirect® (touch-tone trading). The World Wide Web address for TD Waterhouse is http://www.tdwaterhouse.com.

Payment. The proceeds of the redemption of your Portfolio shares ordinarily will be credited to your brokerage account the following business day after receipt by the Portfolio of your redemption request in proper form, but not later than seven calendar days after an order to sell shares is received. If you purchased shares by check, proceeds may be held in your brokerage account to allow for clearance of the check (which may take up to ten calendar days). The

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Portfolio reserves the right to make redemption payments in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Portfolio’s NAV per share.

You may be charged a $5.00 fee by the Transfer Agent if you sell less than $5,000 worth of shares of the Portfolio.

SHAREHOLDER INFORMATION

Telephone Transactions
As a customer of TD Waterhouse you automatically have the privilege of purchasing or redeeming Portfolio shares by telephone. TD Waterhouse and the Portfolio will employ reasonable procedures to verify the genuineness of telephone redemption requests. These procedures involve requiring certain personal identification information. If such procedures are not followed, TD Waterhouse and the Portfolio may be liable for any losses due to unauthorized or fraudulent instructions. Neither TD Waterhouse nor the Portfolio will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. You should verify the accuracy of your account statements immediately after you receive them and contact a TD Waterhouse Account Officer if you question any activity in the account.

The Portfolio reserves the right to refuse to honor requests made by telephone if the Portfolio believes them not to be genuine. The Portfolio also may limit the amount involved or the number of such requests. During periods of drastic economic or market change, telephone redemption privileges may be difficult to implement. The Portfolio reserves the right to terminate or modify this privilege at any time.

Statements and Reports to Shareholders
The Portfolio does not issue share certificates but records your holdings in noncertificated form. Your Portfolio activity is reflected in your TD Waterhouse brokerage account statement. The Portfolio provides you with audited annual and unaudited semi-annual financial statements. To reduce expenses, only one copy of each of the annual and semi-annual financial statements and prospectus of the Portfolio, and any proxy statement or information statement relating to the Portfolio, will be sent to a single household without regard to the number of shareholders residing at such household, unless you request otherwise by calling 1-800-934-4448, or by sending a written request to TD Waterhouse at the address listed on the back cover page of this prospectus. TD Waterhouse will begin sending separate copies to your household within 30 days of receipt of your request.

Pricing Your Shares
The Portfolio is open for business on days when the New York Stock Exchange (NYSE) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Portfolio may elect, in its discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The price of the Portfolio’s shares on any given day is its NAV. The Portfolio calculates its NAV

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per share each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. (Eastern time). The Portfolio’s shares are purchased and sold at the next NAV per share calculated after an order and, in the case of purchase orders, payment are received by the Portfolio in the manner described under “How to Buy and Sell Shares.”

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time).

To the extent that portfolio securities are traded in other markets on days when the NYSE or the Fed is closed, the Portfolio’s NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares. In addition, trading in some of the Portfolio’s portfolio securities may not occur on days when the Portfolio is open for business.

Like most money market funds, the Portfolio values its portfolio securities at amortized cost, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. This method of valuation minimizes the effect of changes in a security’s market value and helps the Portfolio to maintain a stable $1.00 share price. The Board of Directors has adopted procedures pursuant to which the NAV of the Portfolio, as determined under the amortized cost method, is monitored in relation to the market value of the Portfolio.

Dividends
On each day that the NAV of the Portfolio is determined, the Portfolio’s net investment income will be declared at 4:00 p.m. (Eastern time) as a daily dividend to shareholders of record as of the previous business day’s last calculation of NAV. All expenses are accrued daily and are deducted before declaration of dividends to investors. Net capital gains, if any, realized by the Portfolio will be distributed at least annually.

Dividends are declared daily and reinvested monthly. Dividends and distributions from the Portfolio will be reinvested in additional full and fractional shares of the Portfolio at the NAV next determined after their payable date. You may elect to receive any monthly dividend in cash by submitting a written election to TD Waterhouse by the tenth day of the specific month to which the election to receive cash relates.

Taxes
Dividends derived from interest and short-term capital gains generally are taxable to a shareholder as ordinary income even though they are reinvested in additional Portfolio shares. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to

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individual shareholders of the Portfolio as long-term capital gains (currently at a maximum rate of 15%), regardless of the length of time the shareholder may have held shares in the Portfolio at the time of the distribution. Due to the nature of its investments, the Portfolio’s distributions will consist primarily of ordinary income. Corporate shareholders will not be eligible for the dividends-received deduction with respect to dividends paid by the Portfolio. In addition, dividends paid by the Portfolio will not qualify for the 15% maximum tax rate applicable to certain dividends pursuant to recently enacted legislation.

Dividends representing taxable net investment income (such as net interest income from the Portfolio’s investments and any net short-term capital gains) are taxable to shareholders as ordinary income.

Market discount recognized on taxable and tax-exempt securities is also taxable as ordinary income and is not treated as excludable income.

Required tax information will be provided annually. You are encouraged to retain copies of your account statements or year-end statements for tax reporting purposes. However, if you have incomplete records, you may obtain historical account transaction information for a reasonable fee.

The Portfolios may be required to withhold U.S. federal income tax currently at the rate of 28% of all taxable distributions payable to you if you fail to provide the Portfolios in which you invest with your correct taxpayer identification number and to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

You should consult your tax adviser regarding specific questions as to federal, state and local taxes.

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Frequent Purchases and Redemptions
Since the Portfolio is a money market fund that is generally not designed for long-term investing and frequent purchases and redemptions of the Portfolio’s shares generally do not present risks to other shareholders of the Portfolio, the Board of Directors of the Fund has determined that, at the present time, the Fund need not adopt policies and procedures to prevent against frequent purchases and redemptions.

Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the portfolio securities of the Portfolio is available in the Fund’s SAI and on the TD Waterhouse website at tdwaterhouse.com. The Portfolio’s complete portfolio holdings will be published on the website (www.tdwaterhouse.com) as of the end of each month, subject to a 30 day lag between the date of the information and the date on which the information is disclosed. The Fund also will publish on the website the Portfolio’s month-end top ten holdings, also with a 30 day lag time. This information will remain available on the website at least until the date on which the Fund files its Form N-CSR or Form N-Q with the Securities and Exchange Commission for the period that includes the date as of which the website information is current. The information will be available on the website at http://www.tdwaterhouse.com/products/accounts_investments/types_invest.html.

PORTFOLIO MANAGEMENT

Investment Manager
TD Waterhouse Asset Management, Inc., 100 Wall Street, New York, NY 10005, is the Portfolio’s investment manager. The investment manager formulates guidelines and lists of approved investments for the Portfolio, makes decisions and places orders for the Portfolio’s purchases and sales of portfolio securities and maintains records relating to such purchases and sales.

For its services, the investment manager is entitled to an annual fee, accrued daily and payable monthly, on a graduated basis equal to 0.35% of the first $1 billion of average daily net assets of the Portfolio, 0.34% of the next $1 billion, and 0.33% of assets over $2 billion. The investment manager and certain of its affiliates have agreed in writing to reduce expenses of the Portfolio (through paying certain expenses and/or waiving fees) for the Portfolio’s fiscal year ending October 31, 2005 and for successive fiscal years unless terminated as of the end of a fiscal year, so that the Portfolio’s total operating expenses will not exceed 0.45% on an annual basis during

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each such fiscal year. The investment manager and its affiliates may voluntarily agree to further reduce expenses to 0.35% on an annual basis. Unless stated otherwise, any voluntary expense reductions or fee waivers may be changed or eliminated at any time without prior notice. For the fiscal year ended October 31, 2004, the Portfolio paid 0.[      ]% (as a percentage of average net assets) to the investment manager for its services.

In addition to the Portfolio, the investment manager currently serves as investment manager to TD Waterhouse Family of Funds, Inc., TD Waterhouse Trust and TD Waterhouse Bank, N.A. and as of October 31, 2004, had total assets under management in excess of$[      ] billion.

Administrator
TD Waterhouse, an affiliate of the investment manager, provides certain administrative services to the Portfolio. For its services as administrator, TD Waterhouse is entitled to receive from the Portfolio an annual fee, payable monthly, of 0.10% of the Portfolio’s average daily net assets. TD Waterhouse has entered into an agreement with Funds Distributor, Inc. (“FDI”) whereby FDI performs certain administrative services for the Portfolio. TD Waterhouse pays FDI’s fees for providing these services.

Distributor
FDI acts as distributor of the Portfolio’s shares for no compensation.

Shareholder Servicing
The Portfolio’s Shareholder Servicing Plan permits the Portfolio to pay banks, broker-dealers or other financial institutions (including TD Waterhouse and its affiliates) for shareholder support services they provide, at a rate of 0.05% of the average daily net assets of the Portfolio. These services may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Portfolio’s financial performance for the indicated periods. Certain information reflects financial results for a single share of the Portfolio. The total return amount in the table represents the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by _____________, whose report, along with the Portfolio’s financial statements, are included in the annual report, which is available upon request by calling TD Waterhouse at 1-800-934-4448.

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

[Insert Money Market Plus Portfolio Financial Highlights here – Year Ended October 31, 2004.]

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FOR MORE INFORMATION

More information on the Portfolio is available upon request, including the following:

Shareholder Reports. Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders.

Statement of Additional Information (SAI). The SAI includes more information about the Portfolio and its policies. The SAI is on file with the SEC and is incorporated by reference into (is legally considered a part of) this prospectus.

You may request free copies of these materials, along with other information about the Portfolio, and make shareholder inquiries by contacting:

TD Waterhouse Investor Services, Inc.
Mutual Fund Services
P.O. Box 2630
Jersey City, NJ 07303-2630

Telephone: 1-800-934-4448
Hearing impaired: TTY 1-800-933-0555
Internet site: http://www.tdwaterhouse.com

Text-only versions of the Portfolio’s prospectus can be viewed online or downloaded from TD Waterhouse (http://www.tdwaterhouse.com). The Portfolio’s prospectus and other documents pertaining to the Portfolio also can be viewed online or downloaded from the SEC (http://www.sec.gov).

You also can review and copy information about the Portfolio, including the SAI, at the SEC’s public reference room in Washington, DC. For a duplicating fee, you may obtain copies of this information by writing the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

The Portfolio is a series of TD Waterhouse Plus Funds, Inc. whose investment company registration number is 811-7871.

TD WATERHOUSE PLUS FUNDS, INC.

MONEY MARKET PLUS PORTFOLIO

100 WALL STREET
NEW YORK, NEW YORK 10005
1-800-934-4448

STATEMENT OF ADDITIONAL INFORMATION

DECEMBER [   ], 2004

This Statement of Additional Information (the “SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated December , 2004 (the “Prospectus”) for the Money Market Plus Portfolio (the “Portfolio”), a series of TD Waterhouse Plus Funds, Inc. (formerly, National Investors Cash Management Fund, Inc.) (the “Company”). The Prospectus is incorporated by reference into this SAI.

The Portfolio’s financial statements and financial highlights for the fiscal period ended October 31, 2004, including the independent auditors’ report thereon, are included in the Portfolio’s Annual Report and are incorporated herein by reference.

To obtain a free copy of the Prospectus or Annual Report, please write to TD Waterhouse Plus Funds, Inc., Customer Service, P.O. Box 2630, Jersey City, New Jersey, 07303-2630 or call 1-800-934-4448.

TABLE OF CONTENTS
[To Be Updated]

GENERAL INFORMATION ABOUT THE COMPANY	3

INVESTMENT POLICIES AND RESTRICTIONS	3

PORTFOLIO TRANSACTIONS	14

MANAGEMENT OF THE COMPANY	16

INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES	22

DIVIDENDS AND TAXES	35

SHARE PRICE CALCULATION	37

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	38

PERFORMANCE	39

SHAREHOLDER INFORMATION	40

ANNEX A -- RATINGS OF INVESTMENTS.	42

TD WATERHOUSE PLUS FUNDS, INC.

GENERAL INFORMATION ABOUT THE COMPANY

The Company is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Company changed its name from National Investors Cash Management Fund, Inc. to TD Waterhouse Plus Funds, Inc. on December 17, 2003. The Company was organized as a corporation under Maryland law on August 19, 1996. The Company is known as a “series company” because it may offer multiple portfolios. The Company currently has one investment portfolio.

The Portfolio is “diversified” as that term is defined in the Investment Company Act. The investment manager of the Portfolio is TD Waterhouse Asset Management, Inc. (the “Investment Manager”).

INVESTMENT POLICIES AND RESTRICTIONS

The Portfolio’s investment objective, and its investment policies and restrictions that are designated as fundamental, may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Portfolio. Except as otherwise indicated, however, the Portfolio’s investment policies are not fundamental and may be changed without shareholder approval. As defined in the Investment Company Act, and as used herein, the term “majority of the outstanding voting securities” of the Portfolio means, the vote of the holders of the lesser of (i) 67% of the shares of the Portfolio present or represented by proxy at a meeting where more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio.

The following policies and restrictions supplement those set forth in the Prospectus. The Portfolio’s investments must be consistent with its investment objective and policies.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Portfolio’s assets that may be invested in any security or other assets, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio’s investment policies and restrictions.

As a money market fund, the Portfolio relies on Rule 2a-7 under the Investment Company Act, as amended (“Rule 2a-7”), in its pursuit of a stable net asset value of $1.00 per share. Rule 2a-7 imposes certain quality, maturity, liquidity and diversification standards on the operation of the Portfolio. See “Rule 2a-7 Matters” below.

Asset-Backed Securities
The Portfolio may invest in securities backed by pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

Bank Obligations
 Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers’ acceptances of U.S. banks and their branches located outside of the United States, U.S. savings and loan institutions, U.S. branches of foreign banks, and foreign branches of foreign banks.

Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Portfolio’s yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Portfolio’s right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. The Portfolio’s investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office. Investments in foreign bank obligations are limited to banks and branches located in countries that the Investment Manager believes do not present undue risk.

Investments in foreign bank obligations are subject to the additional risks associated with foreign securities.

Borrowing
 The Portfolio may borrow from banks and engage in reverse repurchase agreements. As a matter of fundamental policy, the Portfolio will limit borrowings (including any reverse repurchase agreements) to amounts not in excess of 33 1/3% of the value of the Portfolio’s total assets less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. As a non-fundamental policy, the Portfolio will borrow money only as a temporary measure for defensive or emergency purposes in order to meet redemption requests without immediately selling any portfolio securities. The Portfolio will not borrow from banks for leverage purposes. As a matter of fundamental policy, the Portfolio will not purchase any security, other than a security with a maturity of one day, while reverse repurchase agreements or borrowings representing more than 5% of its total assets are outstanding.

Commercial Paper and Similar Securities
 Corporate debt securities include corporate bonds and notes and short-term investments, such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliates’ current obligations and is frequently unsecured. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Variable rate demand notes are unsecured notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Variable rate demand notes are redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. Since these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Portfolio may demand payment of principal and accrued interest at any time. Variable rate demand notes must satisfy the same criteria as set forth above for commercial paper.

Loan participation interests represent interests in senior, unsecured, working capital loans, which rank on the same priority and security level as commercial paper. They are generally issued by corporate entities that require some short-term funding but lack the large borrowing need or legal status required to establish a commercial paper program. These interests are actively marketed to money market funds and other short-term investors by a number of dealers. These selling banks are also the originators of the underlying bank loans. The selling banks reserve the right to allow any secondary marketing or repurchases of loan participation interests.

Loan participation interests are sold on a non-recourse basis; in the event of default of the borrower, an investor would have no direct claim against the borrower, but rather, would look to the selling bank to proceed against the borrower. In fact, investors must rely on the selling bank to remit all principal and interest from loan participation interests on a regular basis.

The Portfolio will invest only in commercial paper rated in one of the two highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), commercial paper or notes of issuers with a debt issue (which is comparable in priority and security with the commercial paper or notes) rated in one of the two highest rating categories for short-term debt obligations by an NRSRO, unrated commercial paper or notes of comparable quality as determined by the Investment Manager, or commercial paper secured by a letter of credit issued by a domestic or foreign bank rated in the highest rating category by an NRSRO. For a description of ratings issued by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s (“S&P”), two NRSROs, see “Annex A -- Ratings of Investments.”

Credit Enhancement Features
 The Portfolio may invest in securities subject to letters of credit or other credit enhancement features. Such letters of credit or other credit enhancement features are not subject to federal deposit insurance, and changes in the credit quality of the issuers of such letters of credit or other credit enhancement features could cause losses to the Portfolio and affect its share price.

Foreign Securities
 The Portfolio may invest in U.S. dollar-denominated bank obligations of the foreign branches of U.S. banks, and their non-U.S. branches (Eurodollars), U.S. branches of foreign banks (Yankee dollars), and foreign branches of foreign banks. The Portfolio also may invest in U.S. dollar-denominated securities issued or guaranteed by foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and foreign financial institutions.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States, and the Company may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, increased taxation, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Funding Agreements
 The Portfolio may invest in funding agreements. Funding agreements are insurance contracts between an investor and an insurance company. For the issuer (insurance company), they represent senior obligations under an insurance product. For the investor, and from an Internal Revenue Service and Securities and Exchange Commission (“SEC”) perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general account of the issuing entity and rank on the same priority level as other policyholder claims.

Funding agreements are typically issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid by the Portfolio. These agreements are regulated by the state insurance board in the state where they are executed.

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Government Securities
 The Portfolio may invest in government securities. The term “government securities” for this purpose includes marketable securities and instruments issued or guaranteed by the U.S. government or by its agencies or instrumentalities, and repurchase agreements with respect to such obligations. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. government agencies and instrumentalities (“Agencies”) are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of Agencies are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. government, including, but not limited to, obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the General Services Administration and the Maritime Administration. In other cases, payment of interest and principal is not guaranteed, e.g., obligations of the Student Loan Marketing Association, Fannie Mae (Federal National Mortgage Association), Freddie Mac (Federal Mortgage Association Corp.), Tennessee Valley Authority, Federal Home Loan Bank, and the Federal Farm Credit Bank. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

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Illiquid Securities

The Portfolio may invest up to 10% of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. In determining the liquidity of the Portfolio’s investments, the Investment Manager may consider various factors, including (i) the unregistered nature of the security, (ii) the frequency of trades and quotations for the security, (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (iv) dealer undertakings to make a market in the security, (v) the nature of trading in the security, (vi) the trading and markets for the security, and (vii) the nature of trading in the marketplace, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.

Investments currently considered by the Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days upon notice. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by or under the direction of the Board of Directors. If through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity, which may include disposing of illiquid assets. If the Portfolio decides to sell illiquid securities, such sale might be at a disadvantageous time or at a disadvantageous price.

For purposes of the 10% limit on illiquid securities, Rule 144A securities will not be considered to be illiquid so long as the Investment Manager determines, in accordance with procedures adopted by the Board of Directors, that such securities have a readily available market. The Investment Manager will monitor the liquidity of such securities subject to the supervision of the Board of Directors.

Investment Company Securities
 The Portfolio may invest in securities issued by other investment companies to the extent that such investments are consistent with the Portfolio’s investment objectives and policies and are permissible under the Investment Company Act. Under the Investment Company Act, the Portfolio and other affiliated funds may not acquire more than 3% of the outstanding securities of any one investment company. In addition, the Portfolio will limit its investments in other investment companies in accordance with the diversification and quality requirements of the Portfolio. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations. Such investments will be made solely in other no-load money market funds.

Municipal Securities
 The Portfolio may invest in municipal securities. These municipal securities generally will be taxable securities; income generated from these securities will be subject to federal, state and local taxes.

Municipal securities include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the nongovernmental user (such as manufacturing enterprises, hospitals, colleges or other entities).

Municipal securities include municipal bonds, notes and leases. Municipal securities may be zero-coupon securities. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities historically have not been subject to registration with the SEC, although there have been proposals that would require registration in the future.

Put Features
 Put features entitle the holder to sell a security (including a repurchase agreement) back to the issuer or a third party at any time or at specific intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from domestic or foreign banks. The Investment Manager may rely on its evaluation of a bank’s credit in determining whether to purchase a security supported by a letter of credit. In evaluating a foreign bank’s credit, the Investment Manager will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect the bank’s ability to honor its credit commitment. Demand features, standby commitments, and tender options are types of put features.

Repurchase Agreements
 The Portfolio may enter into repurchase agreements, which are instruments under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio’s holding period. Repurchase agreements are, in effect, loans collateralized by the underlying securities.

Maturity of the securities subject to repurchase may exceed one year. It is the Portfolio’s current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Investment Manager; however, it does not presently appear possible to eliminate all risks from these transactions. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

Reverse Repurchase Agreements
 Reverse repurchase agreements are transactions in which the Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed-upon price on an agreed-upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables the Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

While a reverse repurchase agreement is outstanding, the Portfolio will segregate appropriate liquid assets to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Investment Manager.

Rule 144A Securities
 If otherwise consistent with its investment objectives and policies, the Portfolio may invest in Rule 144A securities. Rule 144A securities are securities that are not registered under the Securities Act of 1933 but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act of 1933. Any such security will not be considered illiquid so long as it is determined by the Company’s Board of Directors or the Investment Manager, acting under guidelines approved and monitored by the Company’s Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Rule 2a-7 Matters
 The Portfolio must comply with the requirements of Rule 2a-7. Under the applicable quality requirements of Rule 2a-7, the Portfolio may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition “eligible securities” as defined in Rule 2a-7. Generally, eligible securities are divided into “first tier” and “second tier” securities. First tier securities are generally those in the highest rating category (e.g., A-1 by S&P) or unrated securities deemed to be comparable in quality, government securities and securities issued by other money market funds. Second tier securities are generally those in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed to be comparable in quality. See “Annex A -- Ratings of Investments.”

Except to the limited extent permitted by Rule 2a-7 and except for government securities, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer.

The Portfolio may not invest more than 5% of its total assets in second tier securities. In addition, the Portfolio may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

Section 4(2) Paper
 The Portfolio may invest in Section 4(2) paper. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Portfolio, who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Investment Manager considers legally restricted but readily saleable Section 4(2) paper to be liquid. However, pursuant to procedures adopted by the Company’s Board of Directors, if an investment in Section 4(2) paper is not determined by the Investment Manager to be liquid, that investment will be included within the 10% limitation on illiquid securities. The Investment Manager will monitor the liquidity of the Portfolio’s investments in Section 4(2) paper on a continuous basis.

Securities Lending
 The Portfolio may lend portfolio securities in amounts up to 33 1/3% of its total assets to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Portfolio and are at all times secured by cash or by equivalent collateral. By lending its portfolio securities, the Portfolio will receive income while retaining the securities’ potential for capital appreciation. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, such loans of securities will only be made to firms deemed to be creditworthy by the Investment Manager.

Stripped Government Securities
 The Portfolio may purchase U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities), which are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. These instruments are issued at a discount to their “face value” and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Bonds issued by the Resolution Funding Corporation (“REFCORP”) can also be stripped in this fashion. REFCORP Strips are eligible investments for the Portfolio. The Portfolio can purchase privately stripped government securities, which are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payment that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (“CATS”), Treasury Investment Growth Receipts (“TIGR”s), and generic Treasury Receipts (“TR”s), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by the Financing Corporation (“FICO”) can also be stripped in this fashion. Because of the view of the SEC on privately stripped government securities, the Portfolio must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds.

Variable or Floating Rate Obligations
 The Portfolio may invest in variable rate or floating rate obligations. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. The interest rate of variable rate obligations ordinarily is determined by reference to or is a percentage of an objective standard such as the London Interbank Offered Rate (“LIBOR”), the Federal Funds Rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on variable rate obligations reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. The Portfolio determines the maturity of variable rate obligations and floating rate obligations in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

When-Issued and Delayed Delivery Basis Securities
 The Portfolio may invest in when-issued and delayed delivery basis securities. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities on a when-issued or delayed delivery basis, the Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. A security purchased on a when-issued basis is subject to changes in market value based upon changes in the level of interest rates and investors’ perceptions of the creditworthiness of the issuer. Generally, such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the Portfolio remains substantially fully invested at a time when when-issued or delayed delivery purchases are outstanding, the purchases may result in a form of leverage. At the time of delivery of the securities, the value may be more or less than the purchase price and an increase in the percentage of the Portfolio’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Portfolio’s net asset value.

When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. The Portfolio may renegotiate when-issued or delayed delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase. When when-issued or delayed delivery purchases are outstanding, the Portfolio will segregate appropriate liquid assets to cover its purchase obligations. The Portfolio will make commitments to purchase securities on a when-issued or delayed delivery basis only with the intention of actually acquiring or disposing of the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable.

Zero Coupon Bonds
 The Portfolio may invest in zero coupon bonds. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the Portfolio takes into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value.

Future Developments
 The Portfolio may invest in securities and in other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio’s investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus and/or SAI will be amended or supplemented as appropriate to discuss any such new investments.

The following are the fundamental investment restrictions of the Portfolio. The Portfolio may not:

(1) with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act;

(3) make short sales of securities or purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(4) borrow money, except that the Portfolio may: (i) borrow money for temporary defensive or emergency purposes (not for leveraging or investment), (ii) engage in reverse repurchase agreements for any purpose, and (iii) pledge its assets in connection with such borrowing to the extent necessary; provided that (i) and (ii) in combination do not exceed 33 1/3% of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. The Portfolio will not purchase any security, other than a security with a maturity of one day, while reverse repurchase agreements or borrowings representing more than 5% of its total assets are outstanding;

(5) act as an underwriter (except as it may be deemed such in a sale of restricted securities);

(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Portfolio may invest more than 25% of its total assets in the financial services industry. The Portfolio specifically reserves the right to invest up to 100% of its assets in certificates of deposit or bankers’ acceptances issued by U.S. banks including their foreign branches, and U.S. branches of foreign banks, in accordance with its investment objectives and policies;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) buy or sell commodities or commodity (futures) contracts, except for financial futures and options thereon. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts;

(9) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(10) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or to the extent otherwise permitted by the Investment Company Act; however, the Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Portfolio.

The following investment restrictions are not fundamental, and may be changed without shareholder approval. The Portfolio does not currently intend to:

(1) purchase a security (other than a security issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or a security subject to a “guarantee issued by a non-controlled person,” as defined in Rule 2a-7) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer, provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days;

(2) purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued, including repurchase agreements not entitling the holder to payment of principal and interest within seven days upon notice and securities restricted as to disposition under federal securities laws, except for commercial paper issued in reliance on the “private placement” exemption afforded by Section 4(2) paper, Rule 144A securities, and other securities, that are determined to be liquid pursuant to procedures adopted by the Company’s Board of Directors; or

(3) invest in financial futures and options thereon.

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Disclosure of Portfolio Holdings
The Board of Directors has adopted a Fund policy, and related procedures, with respect to the disclosure of the portfolio holdings of the Portfolio (the “Policy”).

Generally, the Policy limits the dissemination of Fund portfolio holdings information (before the information is made publicly available) to fund service providers where the Fund has a legitimate business purpose in doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. A Fund’s investment adviser, fund accountant, custodian, distributor or any employee or agent of such persons (“Fund Representative”) will (or may) have access to Fund portfolio holdings information on a regular basis. Fund Representatives are required to keep all portfolio holdings information confidential and are prohibited from trading based on the information they receive. Neither a Fund nor a Fund Representative will disclose the Fund’s portfolio holdings information to any person other than in accordance with the Policy. In addition, neither the Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. Consideration for this purpose includes any agreement by the recipient of information or its affiliate to maintain assets in the Fund or in other investment companies or accounts managed by the Investment Manager or its affiliates.

In accordance with the Policy, the Portfolio’s complete portfolio holdings will be published on the website (www.tdwaterhouse.com) as of the end of each month, subject to a 30 day lag between the date of the information and the date on which the information is disclosed. The Fund also will publish on the website the Portfolio’s month-end top ten holdings, again with a 30 day lag time. The Fund may disclose Portfolio holdings to any person commencing the day after the information is first published on the website and the Fund may publish complete portfolio

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holdings information more frequently than monthly if it has a legitimate business purpose for doing so.

The chief compliance officer (CCO) (or his or her designee) is the person who is authorized to disclose Fund portfolio holdings information. Fund and Fund Representative compliance with the Policy (including use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a periodic basis. Pursuant to the Board approved procedures relating to the Policy, the adequacy and effectiveness of the Policy will reviewed by the CCO on an annual basis and any related issues will be brought to the attention of the Board.

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PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of the Portfolio in relation to movements in the general level of interest rates, to invest money obtained from the sale of Portfolio shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Portfolio shares. This may increase or decrease the yield of the Portfolio depending upon the Investment Manager’s ability to correctly time and execute such transactions. The Portfolio normally intends to hold its portfolio securities to maturity. The Portfolio does not intend to trade portfolio securities, although it may do so to take advantage of short-term market movements.

The Investment Manager places orders for the purchase and sale of assets with brokers and dealers selected by and in the discretion of the Investment Manager. In placing orders for the Portfolio’s portfolio transactions, the Investment Manager seeks “best execution” (i.e., prompt and efficient execution at the most favorable prices). Consistent with the policy of “best execution,” orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firms’ professional services which include execution, clearance procedures, reliability and other factors. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Investment Manager may give consideration to those firms that provide market, statistical and other research information to the Company and the Investment Manager, although the Investment

Manager is not authorized to pay higher prices to firms that provide such services. Any research benefits derived from such services are available for all clients of the Investment Manager and may not be used in connection with the Portfolio. Because statistical and other research information is only supplementary to the Investment Manager’s research efforts and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to significantly reduce its expenses. In no event will a broker-dealer that is affiliated with the Investment Manager receive brokerage commissions in recognition of research services provided to the Investment Manager.

The Company expects that purchases and sales of portfolio securities usually will be principal transactions. Fixed income portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask prices. In the case of securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

The Investment Manager may employ broker-dealer affiliates of the Investment Manager (collectively “Affiliated Brokers”) to effect portfolio transactions for the Portfolio, provided certain conditions are satisfied. Payment of brokerage commissions to Affiliated Brokers is subject to Section 17(e) of the Investment Company Act and Rule 17e-1 thereunder, which require, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker that is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers’ commissions for such transactions. The Board of Directors, including a majority of the Directors who are not “interested persons” of the Company within the meaning of such term as defined in the Investment Company Act (“Independent Directors”), has adopted procedures to ensure that commissions paid to Affiliated Brokers by the Portfolio satisfy the standards of Section 17(e) and Rule 17e-1.

The investment decisions for the Portfolio will be reached independently from those for other accounts, if any, managed by the Investment Manager. On occasions when the Investment Manager deems the purchase or sale of securities to be in the best interest of the Portfolio as well as other clients of the Investment Manager, the Investment Manager, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in accordance with its policy for aggregation of orders, as in effect from time to time. In some cases, this procedure may affect the size or price of the position obtainable for the Portfolio.

MANAGEMENT OF THE COMPANY

Directors and Executive Officers

Responsibility for overall management of the Company rests with its Board of Directors in accordance with Maryland law.

The following table contains certain information regarding the Company’s Directors and Executive Officers. The Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” “Fund Complex” includes the Company, TD Waterhouse Family of Funds, Inc. (“TD WFF”) and TD Waterhouse Trust (“TDT”), investment companies advised by the Investment Manager.

Term of
		Office with		Number of
		the		Portfolios in
	Position(s)	Company		Fund Complex
Name, Address	Held with	and Length	Principal	Overseen by	Other
And Age	the	of Time	Occupation(s) During	Director	Directorships Held
	Company	Served†	Past 5 Years		by Director††

Independent
Directors

RICHARD W.	Director	Since	Chief Operating Officer	12	None
DALRYMPLE		9/8/99	of American Red Cross
since 2003; Chief
American Red Cross			Operating Officer of
195 Willis Ave.			National Center for
Mineola, NY 11501-			Disability Services from
2623			2001 through 2003;
President of Teamwork
Age 60			Management, Inc. from
1996 through 2001;
Trustee of The Shannon
McCormack Foundation
since 1988, the Kevin
Scott Dalrymple
Foundation since 1993;
Director of Dime
Bancorp, Inc. from 1990
through January 2002.

Term of
		Office with		Number of
		the		Portfolios in
	Position(s)	Company		Fund Complex
Name, Address	Held with	and Length	Principal	Overseen by	Other
And Age	the	of Time	Occupation(s) During	Director	Directorships Held
	Company	Served†	Past 5 Years		by Director††

PETER B.M. EBY	Director	Since	Vice Chairman and	12	Director of Leon’s
		6/6/02	Director of Nesbitt		Furniture Limited
6 Corrigan Close			Burns, Inc. until		since May 1977;
Toronto, Ontario			October 1998.		Director of Westfair
Canada, M4N 3U6					Foods Limited since
May 1999; Director
Age 65					of Sixty Split Corp.
since March 2001;
Director of George
Weston Limited since
May 2002.

THEODORE ROSEN	Director	Since	From December 1995	1	None
		2/26/98	through February 1998,
100 Wall Street			a Director of
New York, NY 10005			TD Waterhouse Family
of Funds, Inc.; since
Age 79			1993, a Managing
Director of Burnham
Securities, Inc.;
currently Chairman of
Marathon Capital LLC, a
merchant banking firm;
was founder and
Chairman of the Board
of U.S. Energy Systems,
Inc.; from 1991 to 1993,
Senior Vice President at
Oppenheimer & Co., and
from 1989 to 1991 was
a Vice President - Sales
at Smith Barney; prior to
1989, held senior
management positions
with other firms
including Morgan
Stanley & Co.,
Landenburg Thalman,
and Burnham & Co.;
founder and President of
Summit Capital Group, a
money management and
investment banking firm.

Term of
		Office with		Number of
		the		Portfolios in
	Position(s)	Company		Fund Complex
Name, Address	Held with	and Length	Principal	Overseen by	Other
And Age	the	of Time	Occupation(s) During	Director	Directorships Held
	Company	Served†	Past 5 Years		by Director††

Interested Director

JAMES F.	Chairman	Since	Since 1979, Partner at	1	None
RITTINGER†††	and	2/26/98	Satterlee Stephens
	Director		Burke Burke & Burke
100 Wall Street			LLP, a law firm; from
New York, NY 10005			1987 through 1996, a
member of the Board of
Age 57			Directors of Waterhouse
Investor Services, Inc., a
New York Stock
Exchange listed
company; from 1983
through 1994, served as
Justice of the Village of
Briarcliff Manor, New
York; a member of the
Association of the Bar of
the State of New York.

Term of
Office with
the
	Position(s)	Company
Name, Address	Held with	and Length
And Age	the	of Time	Principal Occupation(s) During Past 5 Years
	Company	Served†

Officers Who Are
Not Directors

GEORGE O.	President	Since	Since August 2002, Senior Vice President – Client Services of
MARTINEZ	and	9/19/02	BISYS Fund Services; since June 2001, Chief Executive
	Chief	and	Officer and President of FundWatchDog Service LLC; from
c/o BISYS Fund	Executive	12/11/03	June 2000 to June 2001, Senior Vice President and Senior
Services	Officer		Managing Counsel of State Street Corporation of Boston;
100 Summer Street,			from March 1998 to May 2000, National Director of
Suite 1500			Investment Management and Regulatory Consulting of Arthur
Boston, MA 02110			Anderson; and from March 1995 to February 1998, Senior
Vice President and Director of Administration and Regulatory
Age: 44			Services of BISYS Fund Services.

CHRISTOPHER	Treasurer	Since	Since January 1998, Fund Accounting Director – SEI
SALFI	and	3/6/03	Investments; from March 1994 to January 1998, Fund
	Chief		Accounting Manager for SEI Investments.
c/o SEI Investments	Financial
530 East Swedesford	Officer
Road
Wayne, PA 19087-
1693
Age: 40

	Vice	Since [ ] /[
	President	]/04
and
Secretary

RICHARD H.	Chief Legal	Since	Since August 1995, Executive Vice President, General Counsel,
NEIMAN	Officer	6/10/03	Director and Secretary of the Investment Manager; since July
1994, Executive Vice President, General Counsel, Director and
c/o TD Waterhouse			Secretary of TD Waterhouse Group, Inc.; and since July 1994,
100 Wall Street			Executive Vice President and General Counsel, and since
New York, NY 10005			November 1995, Director and Secretary, of TD Waterhouse
Investor Services, Inc.
Age 53

MICHELE R.	Vice	Since	Since August 1996, Senior Vice President - Compliance,
TEICHNER	President	11/2/99	Administration and Operations of TD Waterhouse Asset
	and		Management, Inc. and TD Waterhouse since June 1997.
c/o TD Waterhouse	Assistant
100 Wall Street	Secretary
New York, NY 10005
Age 44

THOMAS J. TEXTOR	Vice	Since	Since November 1999, Chief Compliance Officer of
	President	1/4/99	TD Waterhouse; from November 1997 to November 1999,
c/o TD Waterhouse	and		Chief Compliance Officer of National Investor Services Corp.;
100 Wall Street	Assistant		from 1995 to 1997, Vice President and Administrative
New York, NY 10005	Treasurer		Manager of Prudential Securities, Inc.
Age 46

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†	The table shows the time period for which each individual has served as Director and/or Officer.

††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2004. This does not include directorships held by a Director in the Fund Complex.

†††	Mr. Rittinger is considered an “interested person” of the Company under the Investment Company Act because he is a Partner of the law firm that acts as or provides legal counsel for certain entities of the Fund Complex.
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Committees of Board of Directors
The Board of Directors has three standing committees: Audit, Pricing and Nominating.

The primary responsibilities of the Audit Committee are (i) to oversee the Company’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of key service providers; (ii) to review the results of the annual audits of the Company’s financial statements; and (iii) to interact with the Company’s independent auditors on behalf of the full Board of Directors. The scope of the Audit Committee’s responsibilities includes the compensation and oversight of the Company’s auditors. It is management’s responsibility to maintain appropriate systems for accounting and internal control, and the auditors’ responsibility to plan and carry out a proper audit. The Committee is composed solely of Independent Directors, Messrs. Dalrymple, Rosen and Eby. This Committee met [four] times during the fiscal period ended October 31, 2004.

The Pricing Committee has responsibilities with respect to valuing or establishing a method for valuing securities for which no market quotation is readily available. This Committee, which consists of any one Director, [did not meet] during the fiscal period ended October 31, 2004.

The purpose of the Nominating Committee is to recommend qualified candidates to serve as Independent Directors in the event that a position is vacated or created. The Committee, on which Messrs. Dalrymple, Rosen and Eby currently serve, is composed solely of Independent Directors. The Committee will not normally consider nominees recommended by shareholders. This Committee [did not meet] during the fiscal period ended October 31, 2004.

Ownership of Shares by Directors
The dollar range of the shares in the Company beneficially owned by each Director and the aggregate dollar range of shares beneficially owned by them in the Fund Complex as of December 31, 2003 are set forth below.

Aggregate Dollar Range
of Equity Securities in All Registered
	Dollar Range of Equity	Investment Companies
Name of Director	Securities in the Portfolio	Overseen by Director in
Fund Complex
Independent Directors

Richard W. Dalrymple	[$0]	[$0]

Peter B.M. Eby	[$0]	[$0]

Theodore Rosen	[$0]	[$0]

Interested Director

James F. Rittinger	[$0]	[Over $ 100,000]

On December [12], 2004, the officers and Directors of the Company, as a group, owned less than 1% of the outstanding shares of the Portfolio.

Ownership in Certain Entities
The table below shows ownership, beneficially or of record, if any, by each Independent Director and his/her immediate family members in the Company’s Investment Manager or Distributor or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Company’s Investment Manager or Distributor, as applicable, as of December 31, 2003.

Name of Owner
and Relationships
Name of Director	to Director	Name of	Title of Class of	Value of	Percent of Class
		Company	Security	Securities

Richard W.	[N/A]	[N/A]	N/A	[None]	[N/A]
Dalrymple

Peter B.M. Eby	[N/A]	[N/A]	N/A	[None]	[N/A]

Theodore Rosen	[N/A]	[N/A]	N/A	[None]	[N/A]

Compensation of Directors
Officers and Directors who are interested persons of the Investment Manager, Funds Distributor, Inc. (“FDI”) or SEI Investments receive no compensation from the Company. Each Independent Director serving on the board of a company in the Fund Complex receives a (i) complex-wide annual retainer of [$15,000], (ii) a supplemental annual retainer of [$6,000] if serving on the Board of Directors of the Company and the Board of Directors of TD WFF or the Board of Trustees of TDT, (iii) a supplemental annual retainer in the amount of [$2,500] if serving on the Board of Directors of the Company, the Board of Directors of TD WFF and the Board of Trustees of TDT and (iv) a meeting fee of [$3,000] for each meeting attended. Independent Directors also will be reimbursed for their expenses by the Company. Interested Directors may be compensated by the Investment Manager or its affiliates for their services to the Company.

The amounts of compensation that the Company and Fund Complex paid to each Independent Director and Interested Director (or trustee, as the case may be), for the fiscal period ended October 31, 2004, are as follows:

Pension or
Retirement
		Benefits	Estimated	Total Compensation
	Aggregate	Accrued as	Annual	from the Company
	Compensation	Part of	Benefits	and Fund Complex
Name of Board	from	Company’s	Upon	Paid
Member	Company(1)	Expenses	Retirement	to Board Members(1)

Independent
Directors
Richard W. Dalrymple	$[ ]	[$0]	[$0]	$[ ]

Peter B.M. Eby	$[ ]	[$0]	[$0]	$[ ]

Theodore Rosen	$[ ]	[$0]	[$0]	$[ ]

Interested Director
James F. Rittinger	[$0]	[$0]	[$0]	[$0]

(1) Amounts do not include reimbursed expenses for attending Board meetings or compensation from the Investment Manager or its affiliates.

INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES

Investment Management
TD Waterhouse Asset Management, Inc., a Delaware corporation, is the Investment Manager of the Portfolio. Pursuant to the Investment Management Agreement with the Company on behalf of the Portfolio, the Investment Manager manages the Portfolio’s investments in accordance with its stated policies and restrictions, subject to oversight by the Company’s Board of Directors.

The Investment Manager is a wholly owned subsidiary of The Toronto-Dominion Bank (“TD Bank”). TD Bank, a Canadian chartered bank, is subject to the provisions of the Bank Act of Canada. TD Bank is a part of a worldwide group of banks and financial service companies (referred to as the “TD Bank Financial Group”). As of October 31, 2004, the TD Bank Financial Group had over $[    ] billion under management including pension, endowment, foundation, segregated, corporate and private accounts, and mutual and pooled funds. The Investment Manager also currently serves as investment manager to other mutual funds and to TD Waterhouse Bank, N.A., and, as of October 31, 2004, had total assets under management in excess of $[    ] billion.

Board’s Consideration of Investment Management Arrangements
[The Board of Directors, including the Independent Directors, approved the Investment Management Agreement, with respect to the Portfolio, at a meeting held on December __, 2004. In approving the Investment Management Agreement, the Board of Directors considered all information they deemed reasonably necessary to evaluate the terms of the agreement. The principal areas of review by the Directors were the nature and quality of the services provided and to be provided by the Investment Manager and the reasonableness of the fees to be charged for those services. These matters were considered by the Independent Directors at a meeting held separately from the full Board of Directors, during which experienced counsel that is independent of the Investment Manager provided guidance to the Independent Directors. The Board requested and evaluated reports from the Investment Manager that addressed specific factors designed to inform the Board’s consideration of these and other issues.

In reviewing the fees payable under the Investment Management Agreement, the Directors compared the fees and expense ratios, both gross and net, of the Portfolio to those of competitive funds and other funds with similar investment objectives. The Board also took into account not only the advisory fees payable by the Portfolio, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as service providers to the Portfolio. In evaluating the Portfolio’s advisory fee, the Board also took into account the demands and complexity of the investment management of the Portfolio. In addition, the Board considered the quality of the Investment Manager’s investment staff and investment management process, as well as the business reputation and financial resources of the Investment Manager. The Board’s evaluation of the quality of the services of the Investment Manager took into account their knowledge and experience gained as Directors and/or trustees of other investment companies to which the Investment Manager provides investment advisory services (the Fund Complex), including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. The Board also considered the Investment Manager’s profitability with respect to the Portfolio. No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Portfolio to approve the continuation of the Investment Management Agreement, including the fees to be charged for services thereunder.]

The Investment Management Agreement will continue in effect with respect to the Portfolio only if such continuance is specifically approved at least annually by a vote of the Company’s Board of Directors or by vote of the shareholders of the Company, and in either case by a majority of Independent Directors who have no direct or indirect financial interest in the Agreement. The Investment Management Agreement may be terminated as to the Portfolio at any time upon 60 days’ prior written notice, without penalty, by either party, or by a majority vote of the outstanding shares of the Portfolio with respect to the Portfolio, and will terminate automatically upon assignment.

The Investment Management Agreement provides that the Investment Manager will not be liable for any error of judgment or mistake of law, or for any loss suffered by the Portfolio in connection with the matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Investment Manager’s part in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under such agreement. The services of the Investment Manager to the Portfolio under the Investment Management Agreement are not exclusive and it is free to render similar services to others.

For the investment management services furnished to the Portfolio, the Investment Manager is entitled to an annual investment management fee, accrued daily and payable monthly, on a graduated basis equal to 0.35% of the first $1 billion of average daily net assets of the Portfolio, 0.34% of the next $1 billion, and 0.33% of average daily net assets of the Portfolio over $2 billion.

The Investment Manager and its affiliates may, from time to time, voluntarily waive or reimburse all or a part of the Portfolio’s operating expenses. Expense reimbursements by the Investment Manager or its affiliates will increase the Portfolio’s total return and yield. The Investment Manager and certain of its affiliates have agreed in writing to reduce expenses of the Portfolio (through paying certain expenses and/or waiving fees) for the Portfolio’s fiscal period ending October 31, 2005 and for successive fiscal years ended October 31, unless terminated as of the end of a fiscal year, so that the Portfolio’s total operating expenses will not exceed 0.45% on an annual basis during each such fiscal year. The Investment Manager and its affiliates may voluntarily agree to further reduce expenses to 0.35% on an annual basis. Unless stated otherwise, any voluntary expense reductions or fee waivers may be changed or eliminated at any time without prior notice.

Total investment management fees paid to the Investment Manager for the fiscal period ended October 31, 2004 were $ [    ] for the Portfolio. For this period, the Investment Manager voluntarily waived $ [    ] of its investment management fee for the Portfolio.

Total investment management fees paid to the Investment Manager for the fiscal year ended October 31, 2003 were $584,494 for the Portfolio. For this period, the Investment Manager voluntarily waived $39,655 of its investment management fee for the Portfolio.

Total investment management fees paid to the Investment Manager for the fiscal period ended April 30, 2003 were $462,020 for the Portfolio. For this period, the Investment Manager voluntarily waived $37,640 of its investment management fee for the Portfolio.

Administration
Pursuant to an Administration Agreement with the Company, TD Waterhouse, an affiliate of the Investment Manager, as Administrator, provides administrative services to the Portfolio. Administrative services furnished by TD Waterhouse include, among other services, maintaining and preserving the records of the Company, including financial and corporate records, computing net asset value, dividends, performance data and financial information regarding the Company, preparing reports, overseeing the preparation and filing with the SEC and state securities regulators of registration statements, notices, reports and other material required to be filed under applicable laws, developing and implementing procedures for monitoring compliance with regulatory requirements, providing routine accounting services, providing office facilities and clerical support as well as providing general oversight of other service providers. For its services as Administrator, TD Waterhouse is entitled to receive from the Portfolio an annual fee, payable monthly, of 0.10% of average daily net assets of the Portfolio. The fee is accrued daily as an expense of the Portfolio.

Total administrative fees paid to TD Waterhouse for the fiscal period ended October 31, 2004 were $[    ] for the Portfolio. For this period, TD Waterhouse waived $[    ] of its administration

fee for the Portfolio.

Total administrative fees paid to TD Waterhouse for the fiscal year ended October 31, 2003 were $166,998 for the Portfolio. For this period, TD Waterhouse waived $166,998 of its administration fee for the Portfolio.

Total administrative fees paid to TD Waterhouse for the fiscal period ended April 30, 2003 were $132,005 for the Portfolio. For this period, TD Waterhouse waived $132,005 of its administration fee for the Portfolio.

TD Waterhouse has entered into a Subadministration Agreement with FDI pursuant to which FDI performs certain of the foregoing administrative services for the Company. Under this Subadministration Agreement, TD Waterhouse pays FDI’s fees for providing such services. In addition, TD Waterhouse may enter into subadministration agreements with other persons to perform such services from time to time.

The Administration Agreement will continue in effect as to the Portfolio only if such continuance is specifically approved at least annually by a vote of the Board of Directors, including a majority of Independent Directors who have no direct or indirect financial interest in the Administration Agreement. The Portfolio or TD Waterhouse may terminate the Administration Agreement on 60 days’ prior written notice without penalty. Termination by the Portfolio may be by vote of the Company’s Board of Directors, or by a majority of the outstanding voting securities of the Portfolio. The Administration Agreement terminates automatically in the event of its “assignment” as defined in the Investment Company Act.

The Administration Agreement provides that TD Waterhouse will not be liable for any error of judgment or mistake of law, or for any loss arising out of any act or omission by TD Waterhouse in the performance of its duties thereunder, except a loss resulting from willful misfeasance, bad faith or gross negligence on TD Waterhouse’s part in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under such Agreement.

Distribution
The distributor of the Company is FDI, 100 Summer Street, Suite 1500, Boston, MA 02110. Pursuant to a Distribution Agreement between the Company and FDI, FDI has the exclusive right to distribute shares of the Company. FDI may enter into dealer or agency agreements with affiliates of the Investment Manager and other firms for the sale of Company shares. FDI has entered into such an agency agreement with TD Waterhouse. FDI receives no fee from the Company under the Distribution Agreement for acting as distributor to the Company. FDI also acts as a subadministrator for the Company.

The Distribution Agreement will continue in effect as to the Portfolio only if such continuance is specifically approved at least annually by a vote of the Company’s Board of Directors, including a majority of Independent Directors who have no direct or indirect financial interest in the Distribution Agreement. The Distribution Agreement was approved by the Board of Directors of the Company, including a majority of Independent Directors who have no direct or indirect financial interest in the Distribution Agreement. The Portfolio or the Distributor

may terminate the Distribution Agreement on 60 days’ prior written notice without penalty. Termination by the Portfolio may be by vote of a majority of the Company’s Directors, or by a majority of the outstanding voting securities of the Portfolio. The Distribution Agreement terminates automatically in the event of its “assignment” as defined in the Investment Company Act.

Shareholder Servicing
The Board of Directors of the Company has approved a Shareholder Servicing Plan (“Servicing Plan”) pursuant to which the Portfolio may pay banks, broker-dealers or other financial institutions that have entered into a shareholder services agreement (a “Shareholder Servicing Agreement”) with the Company (“Servicing Agents”) in connection with shareholder support services that they provide. Payments under the Servicing Plan will be calculated and payable monthly at the annual rate of 0.05% of the average daily net assets of the Portfolio. The shareholder services provided by the Servicing Agents pursuant to the Servicing Plan may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, establishing and maintaining shareholder accounts and records, and providing such other similar services as may be reasonably requested.

The Servicing Plan was approved by the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Servicing Plan or any Shareholder Services Agreement. The Servicing Plan continues in effect as long as such continuance is specifically so approved at least annually by a vote of the Board of Directors, including a majority of Independent Directors who have no direct or indirect financial interest in the operation of the Servicing Plan or any Shareholder Services Agreement. The Servicing Plan may be terminated by the Company with respect to the Portfolio by a vote of a majority of such Independent Directors.

Pursuant to a Shareholder Services Agreement between the Company and TD Waterhouse (the “TD Waterhouse Agreement”), TD Waterhouse has agreed to provide shareholder services to the Portfolio pursuant to the Shareholder Servicing Plan. The Company may enter into similar agreements with other service organizations, including broker-dealers and banks whose clients are shareholders of the Company, to act as Servicing Agents and to perform shareholder support services with respect to such clients.

The TD Waterhouse Agreement with TD Waterhouse will continue in effect only if such continuance is specifically approved at least annually by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the TD Waterhouse Agreement. The TD Waterhouse Agreement was approved by the Board of Directors of the Company, including a majority of the Independent Directors who have no direct or indirect financial interest in the TD Waterhouse Agreement. The Company or TD Waterhouse may terminate the TD Waterhouse Agreement on 15 days’ prior written notice without penalty. A majority of the Independent Directors who have no direct or indirect financial interest in the TD Waterhouse Agreement may terminate the Agreement at any time without penalty. The TD Waterhouse Agreement terminates automatically in the event of its “assignment” as defined in the Investment Company Act.

Total shareholder servicing fees paid to TD Waterhouse for the fiscal period ended October 31, 2004 were $[    ] for the Portfolio. For this period, TD Waterhouse waived $[0] of its shareholder servicing fees for the Portfolio.

Total shareholder servicing fees paid to TD Waterhouse for the fiscal year ended October 31, 2003 were $83,502 for the Portfolio. For this period, TD Waterhouse waived $0 of its shareholder servicing fees for the Portfolio.

Total shareholder servicing fees paid to TD Waterhouse for the fiscal period ended April 30, 2003 were $66,005 for the Portfolio. For this period, TD Waterhouse waived $0 of its shareholder servicing fees for the Portfolio.

Conflict of interest restrictions may apply to the receipt by Servicing Agents of compensation from the Company in connection with the investment of fiduciary assets in Company shares. Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers are urged to consult their legal advisers before investing such assets in Company shares.

Transfer Agent and Custodian
National Investor Services Corp. (also referred to as the “Transfer Agent”), 55 Water Street, New York, NY 10041, an affiliate of the Investment Manager, serves as transfer and dividend disbursing agent for the Portfolio. For the services provided under the Transfer Agency and Dividend Disbursing Agency Agreement, which include furnishing periodic and year-end shareholder statements and confirmations of purchases and sales, reporting share ownership, aggregating, processing and recording purchases and redemptions of shares, processing dividend and distribution payments, forwarding shareholder communications such as proxies, shareholder reports, dividend notices and prospectuses to beneficial owners, receiving, tabulating and transmitting proxies executed by beneficial owners and sending year-end tax reporting to shareholders and the Internal Revenue Service, the Transfer Agent is entitled to receive an annual fee, payable monthly, of 0.05% of the Portfolio’s average daily net assets. In addition, the Transfer Agent may charge a $5.00 fee for redemptions of less than $5,000 worth of shares of the Portfolio.

The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Portfolio’s shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent, FDI or broker-dealers authorized to sell shares of the Portfolio pursuant to a selling agreement with FDI. The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Portfolio to the Transfer Agent.

Pursuant to a Custodian Agreement, The Bank of New York (the “Custodian”), One Wall Street, New York, NY 10286, acts as the custodian of the Portfolio’s assets. The Custodian, among other things, maintains a custody account or accounts in the name of the Portfolio, receives and delivers all assets for the Portfolio upon purchase and upon sale or maturity, collects all income and other payments and distributions with respect to the assets of the

Portfolio, and pays expenses of the Portfolio.

Summary of Proxy Voting Policies and Procedures
Although the Company generally does not invest in voting securities, the Board of Directors of the Company has delegated proxy voting responsibility to the Investment Manager and approved the Investment Manager’s proxy voting policies and procedures (the “Policy”). The Investment Manager may delegate responsibility for performing certain proxy voting activities to service providers (as discussed below). In all such cases, however, the Investment Manager shall retain the final authority over all proxy voting and the fiduciary duties with respect to such voting and the right to make all final decisions.

The objective of the Policy is to ensure that proxies are voted in the best interests of the Portfolio (and its shareholders). Pursuant to the Policy, voting decisions are made based on the particular facts and circumstances of each matter. The guidelines discussed below are not intended to be inflexible or all encompassing and may not be applied if their application would not be in the best interests of the Portfolio. The Investment Manager will abstain from voting shares of issuers affiliated with the Investment Manager and may abstain from voting from time to time where it determines that to do so is in the best interests of the Portfolio (i.e. where adequate notice is not provided or where the estimated costs associated with voting on a particular matter outweighs the expected benefits).

The Policy provides the following list of general principles (“General Principles”) relating to corporate governance to be generally considered when determining how to vote on a particular matter: (a) corporate management must be accountable to the board of directors; the board of directors is responsible for supervising management; the board reports to shareholders; the board should reinforce these concepts in making its appointments and by appropriately defining the separate roles of board members and management; (b) ownership rights should not be subordinated; minority shareholders should not be treated differently from controlling shareholders; all shareholders should be treated equally and all shares should have equal voting rights based upon the principle of “one share, one vote”; all shareholders have a right to receive proper notice of corporate actions and to vote on issues that have a material impact upon their investments; (c) the proxy vote is an important asset of a shareholder; ownership and voting rights should be used to support ethical conduct but not any particular external, social or political agenda at the expense of long-term returns; fiduciaries are obliged to exercise their ownership rights in order to optimise the long-term value of their investments; and (d) shareholders should have the ability to vote on issues which would have a material impact on a corporation.

In general, the Investment Manager supports management on the following issues that are generally treated as routine matters: approval of the corporation’s auditors; standard compensation plans; standard changes in capital or corporate structure; and other standard matters which do not raise issues of principle with respect to corporate governance.

The table below shows the list of issues, contained in the Policy, which are grouped into six major categories and are to be used as general guidelines for analysis in reaching an appropriate decision on how to vote in respect of a particular matter. Issues not specifically covered are resolved by the application of the General Principles to the guidelines and/or upon the advice of the proxy voting committee (as defined below) and such appropriately qualified, third party service provider as the Investment Manager may engage.

1. GOVERNANCE
Board of Directors, Majority Independent	If the majority of nominees are not independent (e.g., do not have a direct relationship, other than a non-majority shareholders’ relationship, with the Corporation), the Investment Manager generally opposes the entire slate of nominees or, if possible, selectively opposes directors who are not independent.
Green Mail	Oppose entire slate of nominees, or specific nominees, if possible, who previously authorized green mail.
Excessive Compensation (“Golden Parachutes”)	Typically, the Investment Manager recommends opposing Boards or specific nominees, if possible, who previously authorized Golden Parachutes or other excessive compensation/severance.
Management Entrenchment	Boards or specific nominees, where applicable, should be opposed if they are found to have adopted an excessive number of defensive measures designed to entrench management.
Appointment of Interim Directors	Resolutions which would allow directors to appoint interim directors between annual meetings in order to replace those who resign or are otherwise removed between such meetings should typically be supported. Resolutions which would permit the appointment of interim directors for any other purpose should generally be opposed.
Attendance of Directors	If possible to withhold or oppose individual nominees, nominees who have attended less than 75% of Board meetings or less than 75% of applicable Board Committee meetings for two consecutive years should generally be opposed.
Resolution Implementation	The Investment Manager prefers opposing the slate of nominees or specific nominees, where possible, if they failed to implement the resolution of a shareholder, which received a favorable vote from the majority of shareholders.
Separation of Chairman and CEO	Separating the positions of Chairman and CEO is preferred except where the Board has a strong Corporate Governance Committee, comprised solely of independent directors or where the Board has an independent lead director (a non-management, independent board member who leads the independent board members and acts as a chair of board meetings where management is not present). Note: If selective opposition is available, oppose the nominee who is both Chairman and CEO. If selective opposition is not available, do not oppose the entire Board.

Size of Board	A Board with a maximum of 16 members is preferred, but priority is given to a competent Board comprised of a majority of independent directors.
Auditors	The Investment Manager prefers an audit committee comprised solely of independent directors. Auditors are generally expected to be reputable with routine rotation.
Classified Board	The annual election of directors is generally supported. Staggered/classified boards are typically opposed. If a staggered/classified board has been approved by shareholders, generally support those directors in conformity with the other guidelines.
Cumulative Voting	Cumulative voting, which allows all votes to be cast for a single candidate or for any two or more of them, should generally be opposed.
Liability and Indemnification	Generally, support proposals to limit directors’ liability and provide indemnification.
Continuance/Exporting Jurisdictions	Resolutions approving the continuance or export of a corporation into another jurisdiction are generally supported when management can demonstrate sound financial or business reasons for the move and opposed when they appear to be part of an anti-takeover defense or solely to limit directors’ liability. Consideration should be given to the effect on shareholders’ rights resulting from the change in jurisdiction.
Supermajority	The Investment Manager will generally oppose resolutions where management seeks to increase the number of votes required on an issue above the level provided for in local law.
Linked Proposals	Proposals which seek to link two elements (e.g., fair price and super majority or governance issue and dividend/right) should generally be opposed except where the two issues being linked are both beneficial to shareholders.
2. REORGANIZATIONS, MERGERS AND ANTI-TAKEOVER DEFENSES
Mergers	A merger is generally defined as the combining of two or more entities into one through a purchase, acquisition, amalgamation or a pooling of interests. In each case, consideration will be exchanged in the transaction. In some cases, a shareholder will be offered a choice of the type of consideration he/she wishes to receive (i.e., stock, cash or a combination of the two). Where shareholders are offered a choice of consideration, it would be rare for the voting decision to make reference to the type of consideration desired. Generally speaking, the voting decision involves voting for or against the merger. In general, the Investment Manager will vote in the following manner: (a) for mergers where there is only one type of consideration offered, the Investment Manager will support the merger if the Company’s board of directors supports the merger; (b) for mergers where the shareholder is offered a choice of consideration, the Investment Manager will support the merger and, if required, elect the consideration that maximizes value.
Fair Price Proposals	Generally support proposals which require a bidder to pay every shareholder a fair price for their shares providing: (a) they apply only to two-tier offers; (b) fair price is highest price paid at the time of voting decision; (c) the fair price is not linked to any anti-takeover provisions, provisions restricting shareholder’s rights, or any supermajority amendments; (d) fair price provisions are not applicable if tender offer has been approved by target’s board; and (e) fair price test is two-thirds of outstanding shares voted in favor of “fair price”.

Crown Jewels	Crown Jewel Defenses (when a company sells its most valuable assets to a friendly third party in order to frustrate a take-over attempt) are generally opposed. All takeover offers must nonetheless be analyzed on a case-by- case basis in order to assess the best interests of the shareholders.
Leveraged Buyouts	Generally support leveraged buyouts by management when it appears management has pursued the best interests of shareholders to seek maximum value. Relevant factors in determining whether management has pursued the best interests of shareholders include: (a) whether other bidders were allowed to make competing bids; (b) whether management used a “lock-up” device to prevent fairness in the bidding process; (c) whether management with control will match or exceed competing offers; and (d) whether a fairness opinion was issued and under what conditions.
Lock-ups	Lock-up agreements (e.g., in the context of a take-over bid, an arrangement which prevents competing bids for the offeree corporation’s shares) or similar arrangements must be closely scrutinized and should generally be opposed.
Green Mail	Payments from corporate funds of a premium price to selected shareholders without all shareholders being allowed to participate should be opposed. Proposals to prevent such payments of Green Mail should be supported.
Poison Pills (Shareholder Rights Plans)	Proposals to adopt Poison Pills must be closely scrutinized to ensure they are not intended to entrench management or unduly hinder a takeover offer. Where a Poison Pill appears to entrench management or hinder further offers, the Investment Manager will generally oppose a resolution adopting it. Poison Pills implemented through a plan that meets the following set of allowable criteria will usually be supported by the Investment Manager: (a) the acquiring person must acquire at least 20% of the outstanding shares before a Poison Pill can be triggered; the acquiring person should exclude employee benefit plans, institutional money managers and should exclude or grandfather existing ownership positions; (b) the bid should remain open for a minimum of 45 days and a maximum of 90 days; (c) the plan should contain a sunset clause; reconfirmation by shareholders must occur after no more than five years, preferably three; (d) a board of directors should not be able to waive one bid for another as long as all bids meet the requirements of permitted bids. The Board should not have the ability to disregard a bid; (e) the plan should not exclude partial bids as long as the partial bid means that the acquirer will own at least 50% of the outstanding voting shares; and (f) the plan should generally contain an exemption for lock-up agreements.
3. STOCK AND COMPENSATION PLANS
Option Dilution	The Investment Manager believes that the dilution caused by the excessive issuance of stock options is not in the best interests of Clients. Generally stock option plans should be opposed if dilution exceeds greater of 10% or 2% per annum over life of options. Exceptions may occur in highly competitive labor markets. Note that potential dilution is assessed with reference to all of a company’s existing and proposed stock option plans.
Option under Market	The Investment Manager generally opposes the grant of options or the implementation of stock option plans where the exercise price is less than 100% of the fair market value at the date of grant. The Investment Manager may support grants or plans with pre-determined formulas for determining exercise prices based on a weighted average trading price or an average of daily high and low trading prices for a short period of time prior to the time of the grant, provided there are no discounts.

Omnibus Plan	The Investment Manager prefers option plans that include a shareholder- approved, results driven formula. The Investment Manager will generally oppose omnibus plans that include 3 or more types of awards in one plan.
Director Compensation	Generally, resolutions approving bonuses/options should be opposed where there is a change of control.
Option Price Change	The Investment Manager opposes share option plans which allow directors or management to lower the exercise price of existing options or resolutions which seek to reduce the exercise price of outstanding options. Exceptions may include extreme situations such as a complete market collapse.
Extension of Option Exercise Periods	The Investment Manager opposes proposals to extend the exercise period for existing options.
Employee Loans	Generally vote against proposals permitting a corporation to make loans to employees to buy stock/options with a note or loan from that corporation, unless lending is considered a regular part of the granting corporation’s business.
Pay for Performance	Incentive compensation plans, including restricted stock grants or options which are not related to corporate and/or individual performance, should generally be opposed.
Employee Stock Purchase Plans	The Investment Manager believes that employee stock purchase plans are desirable because they can lead to greater alignment of interests and commitment from employees. The Investment Manager will typically approve employee stock purchase plans where: (a) shares available under the plan are purchased on the open market; (b) the voting power of shares available under the plan does not exceed 10% of the aggregate outstanding voting power of shares; and (c) employees pay at least 85% of the fair market value for shares. Employee stock purchase plans with any of the following characteristics should generally be opposed: (a) a corporate loan is required to enable the purchase of shares, unless lending is considered a regular part of the granting corporation’s business; (b) shares available under the plan are being issued from treasury and may be purchased by employees for less than fair market value; or (c) the voting power of shares available under the plan dilutes aggregate voting power by greater than 10%.
Compensation for Outside Directors	In most cases the Investment Manager supports approving automatic granting of (unrestricted) stock as part of outside directors’ compensation in lieu of cash. The granting of options as part of outside directors’ compensation should be closely scrutinized. Generally oppose a grant of options to outside directors if there is no shareholder-approved formula or a capping of the options.
Golden Parachutes	Proposals involving excessive compensation, including excessive golden parachutes for officers, employees or directors, which are contingent upon the merger/acquisition of the corporation with a resulting change in control, should generally be opposed. Support should be given to shareholder proposals seeking shareholder ratification of golden parachutes.
Option / Compensation Plans	The Investment Manager normally opposes option/compensation plans when full plan text is not included in the circular.
Amendments to Plans	Proposed amendments to existing stock option, share purchase or other compensation plans require only a review of the particular amendments, not the entire plan. The restatement or renewal of such a plan is akin to the adoption of a new plan; therefore, all aspects of the plan must be reviewed.

4. CAPITALIZATION
Dual Class	The creation of any new class of shares with voting rights unequal to other series in the class of shares or unequal to those of another class of shares creates concerns regarding management entrenchment and violates the principle of “one share, one vote”. The Investment Manager will normally oppose the creation or issuance of dual class voting stock.
Share Authorization	The Investment Manager supports proposals for the authorization of additional common shares, provided the amount requested is necessary for sound business reasons. Proposals which seek a 100% or more increase in authorized shares when management does not demonstrate a specific need should be closely scrutinized and opposed if not in the best interest of the Portfolio. In carefully scrutinizing such proposals, consideration should be given to factors such as the size of the company, the nature of its industry, the number of authorized shares remaining available for issuance, and any anti-takeover effects.
Blank Cheque Preferreds	The Investment Manager generally opposes the authorization or increase of blank cheque preferred shares.
Private Placements	Ordinarily support resolutions authorizing the corporation to issue over 25% of the issued and outstanding shares by way of private placements if the following criteria are met: (a) the subscription price for any securities issued must be set at market price; and (b) management has provided sound business reasons.
Tracking Stocks	Proposals to create tracking stock will be determined on a case-by-case basis. Consideration shall be given to the following factors in addition to any other relevant factors: (a) corporate governance changes - whether management bundling the proposal with other changes that are negative; (b) method of distribution – whether it is by stock dividend or IPO; (c) dilution of voting rights; (d) whether management has provided sound business reasons; and (e) whether management has evaluated other alternatives, such as a spin-off.
5. SHAREHOLDER PROPOSALS
Shareholder Proposals Generally	As a general policy, the Investment Manager opposes shareholder proposals which seek to alter responsibility of directors to supervise management and provide a wide range of discretionary considerations which directors must take into account in evaluating a business proposal, e.g., place priority to suppliers, employees, community etc., above shareholders.
Shareholder Proposal Regarding Voting Procedures	The merits of proposals to change voting procedures (i.e. confidentiality) must be considered on a case by case basis.

Shareholder Proposals Regarding the Expensing of Stock Options	Shareholder proposals recommending a policy of expensing the cost of all future stock option grants on the company’s income statement are generally supported by the Investment Manager, unless management discloses the cost of option grants in notes to the financial statements and provides sound reasons for not expensing stock options.
Ethical Related Shareholder Proposals	While the Investment Manager generally recommends opposing shareholder proposals which seek to alter or constrict directors and management’s responsibility to manage the business, or seek to impose discretionary considerations which directors must take into account in evaluating business proposals, on occasion, shareholder proposals are brought which relate to uniquely important issues of social responsibility. The Investment Manager is of the view that the management of a corporation is best suited to consider these issues and to assess any contingent risks or liabilities to the company. However, where there are extenuating circumstances, the proxy voting committee may also consider taking an affirmative voting position on such proposals.
6. OTHER ISSUES
Conflicts of Interest	Abstain from voting of shares of The Toronto-Dominion Bank, or related issuers (see above).
Other Business	The issue of voting on proposals relating to other business involves a balancing of two competing concerns. First, is the right of all shareholders to receive notice and disclosure of all matters brought before the meeting, and second, is the ability of companies to conduct efficient meetings and to deal with non-substantive issues that may arise. Since it is impossible to evaluate issues that may arise at the shareholders meeting, the Investment Manager recommends abstaining, where possible, on proposals relating to other business.

To ensure that the Investment Manager resolves all material conflicts of interest between the Portfolio and the Investment Manager and its affiliates and/or individuals making proxy voting decisions, the Policy requires that all voting decisions are made by individuals who are insulated from the business conducted by the Investment Manager and its affiliates, properly trained to identify conflicts of interests and properly instructed on appropriate action in the event a conflict of interest is identified. The Investment Manager has employed the services of an internal proxy analyst ("Analyst") to provide voting recommendations and to vote routine proxies generally in accordance with the Policy. A proxy voting committee, composed of employees of or persons providing services to, the Investment Manager (the "Committee") will oversee the actions of the Analyst and the proxy voting process generally. In the event the Analyst has identified a conflict of interest or is unable to furnish a reasonable recommendation based on the Policy (an "Exception"), the chairman of the Committee will review the matter using such information as he deems appropriate. In certain circumstances, including an Exception, the chairman of the Committee may consider whether to take action other than in accordance with a recommendation from the Analyst and may engage the services of an outside service provider to provide a voting recommendation. In the event that a conflict of interest is identified with respect to a Committee member, such committee member will recuse himself or herself from the proxy voting process.

Other Expenses
The Portfolio pays the expenses of its operations, including the costs of shareholder and Board meetings, the fees and expenses of blue sky and pricing services, independent auditors, counsel, the Custodian and the Transfer Agent, reports and notices to shareholders, the costs of calculating net asset value, brokerage commissions or transaction costs, taxes, interest, insurance premiums, Investment Company Institute dues and the fees and expenses of qualifying the Portfolio and its shares for distribution under federal and state securities laws. In addition, the Portfolio pays for typesetting, printing and mailing proxy material, prospectuses, statements of additional information, notices and reports to existing shareholders, and the fees of the Independent Directors. The Portfolio is also liable for such nonrecurring expenses as may arise, including costs of any litigation to which the Company may be a party, and any obligation it may have to indemnify the Company’s officers and Directors with respect to any litigation.

Codes of Ethics
Each of the Company, the Investment Manager and the Distributor has adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act with respect to certain of its personnel. These codes are designed to protect the interests of Portfolio shareholders.

While each code contains provisions reasonably necessary to prevent personnel subject to the code from engaging in unlawful conduct, it does not prohibit such personnel from investing in securities, including securities that may be purchased or held by the Portfolio, so long as such investments are made pursuant to the code’s requirements. Each code is on file with the SEC and is available through the SEC’s EDGAR system.

DIVIDENDS AND TAXES

Dividends
On each day that the net asset value (“NAV”) of the Portfolio is determined, the Portfolio’s net investment income will be declared at 4:00 p.m. (Eastern time) as a daily dividend to shareholders of record as of such day’s last calculation of NAV.

The Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of accrued interest income plus or minus amortized discount or premium minus accrued expenses. Expenses of the Portfolio are accrued each day.

Because the Portfolio’s income is entirely derived from interest or gains from the sale of debt instruments, dividends from the Portfolio will not qualify for the dividends received deduction available to corporate shareholders. In addition, dividends from the Portfolio will not qualify for the 15% maximum tax rate applicable to certain dividends paid to non-corporate tax payers pursuant to recently enacted legislation.

Distributions of income realized with respect to market discount will be made, at least annually, as determined by the Board of Directors, to maintain the Portfolio’s NAV at $1.00 per share.

Capital Gain Distributions
If the Portfolio realizes any net capital gain, such gain will be distributed at least once during the year as determined by the Board of Directors, to maintain its NAV at $1.00 per share. Short-term capital gain distributions by the Portfolio generally are taxable to shareholders as ordinary income, not as capital gain. Any realized capital loss to the extent not offset by realized capital gain will be carried forward. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains (currently at the maximum rate of 15% for individuals), regardless of how long the shareholder has held the Portfolio’s shares, and are not eligible for the dividends-received deduction. It is not anticipated that the Portfolio will realize any long-term capital gain (i.e., gain from the sale of securities held for more than one year), but if it does so, such gain will be distributed annually.

Tax Status of the Portfolio
The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio intends to continue to meet the requirements of the Code applicable to regulated investment companies and to timely distribute all of its investment company taxable income, net tax-exempt income and net realized capital gain, if any, to shareholders. Accordingly, it is not anticipated that the Portfolio will be liable for federal income or excise taxes. Qualification as a regulated investment company does not, of course, involve governmental supervision of either management or investment practices or policies.

Other Tax Information
The Portfolio may invest in obligations such as zero coupon bonds, issued with original issue discount (“OID”) for federal income tax purposes. Accrued OID constitutes income subject to the distribution requirements applicable to regulated investment companies, although such income may not be represented by any cash payment. Accordingly, it may be necessary for the Portfolio to dispose of other assets in order to satisfy such distribution requirements.

The Transfer Agent will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (where applicable) for the prior year.

The Portfolio is currently required by law to withhold 28% (“back-up withholding”) of certain dividends, distributions of capital gains and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number and, in the case of entities, an employer identification number) and in certain other circumstances. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the shareholder of the account, and generally may be claimed as a credit or a refund on such shareholder’s federal income tax return. You should consult your own tax adviser regarding the withholding requirement. Dividends from investment company taxable income (which includes any short-term capital gains and market discount) paid to foreign investors generally will be subject to a 30% (or lower treaty rate) withholding tax.

The information above, together with the information set forth in the Prospectus and this SAI, is only a summary of some of the federal income tax consequences generally affecting the Portfolio and its shareholders, and no attempt has been made to present a detailed explanation of the tax treatment of the Portfolio or to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Company distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the Portfolio is suitable to their particular tax situation.

Foreign shareholders should consult their tax advisers regarding foreign tax consequences applicable to their purchase of Company shares.

Independent Auditors and Reports to Shareholders
The Company’s independent auditors, _____________, 5 Times Square, New York, NY 10036, audit and report on the Company’s annual financial statements, review certain regulatory reports and the Company’s federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Company. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

The Portfolio’s October 31, 2004 financial statements and the report thereon of _________________ from the Portfolio’s October 31, 2004 annual report (as filed with the SEC on December [    ] , 2004 pursuant to Section 30(b) of the Investment Company Act and Rule 30b2-1 thereunder (Accession Number [    ] )) are incorporated herein by reference.

SHARE PRICE CALCULATION

The Portfolio is open for business on days when the New York Stock Exchange (NYSE) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Portfolio may elect, in its discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The price of a Portfolio share on any given day is its NAV. The Portfolio calculates its NAV per share each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. (Eastern time). The Portfolio’s shares are purchased and sold at the next NAV per share calculated after an order and, in the case of purchase orders, payment are received by the Portfolio in the manner described under “How to Buy and Sell Shares.”

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time).

The Portfolio values its portfolio instruments at amortized cost, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or accretion of discount, rather than at current market value. The amortized cost value of an instrument may be higher or lower than the price the Portfolio would receive if it sold the instrument.

Valuing the Portfolio’s instruments on the basis of amortized cost and use of the term “money market fund” are permitted by Rule 2a-7. The Portfolio must adhere to certain conditions under Rule 2a-7.

The Board of Directors of the Company oversees the Investment Manager’s adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize the Portfolio’s NAV per share at $1.00. At such intervals as they deem appropriate, the Board of Directors considers the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. Market valuations are obtained by using actual quotations provided by market makers, estimates of current market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices of the instruments. If a deviation were to occur between the NAV per share calculated by reference to market values and the Portfolio’s NAV per share, which the Board of Directors of the Company believed may result in material dilution or other unfair results to shareholders, the Directors have agreed promptly to consider what corrective action they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio securities prior to maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Directors may deem appropriate.

During periods of declining interest rates, the Portfolio’s yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder of the Portfolio would be able to retain a somewhat higher yield than would result if the Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

For additional information regarding purchasing and selling shares of the Portfolio, see “How to Buy and Sell Shares” in the Prospectus.

Shares of the Portfolio are sold on a continuous basis by the Distributor.

There is a $100,000 minimum for initial purchases ($15,000 for retirement accounts and $25,000 for TD Waterhouse customers with brokerage account balances of at least $100,000) and a $5,000 minimum for subsequent purchases ($2,000 for retirement accounts) of shares of the Portfolio. The Portfolio has a minimum balance requirement of $20,000 ($15,000 for retirement accounts) for each shareholder account. The Portfolio may waive these requirements at any time in its discretion.

Shareholders may be charged a $5.00 fee by the Transfer Agent for redemptions of less than $5,000 worth of shares of the Portfolio.

If the Board of Directors determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Portfolio’s NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of the Portfolio’s portfolio securities could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio’s portfolio.

The Company may suspend redemption rights and postpone payments at times when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend or holiday closings, emergency circumstances as determined by the SEC exist, or for such other circumstances as the SEC may permit.

PERFORMANCE

BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408, a financial reporting service which each week publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts, reports results for the BANK RATE MONITOR National Index. The rates published by the BANK RATE MONITOR National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 of the leading bank and thrift institutions in the ten largest Consolidated Metropolitan Statistical Areas. Account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited checking while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Bank products represent a taxable alternative income-producing product. Bank and thrift institution account deposits may be insured. Shareholder accounts in the Company are not insured. Bank savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Portfolio are redeemable at the NAV next determined (normally, $1.00 per share) after a request is received without charge.

Investors may also want to compare the Portfolio’s performance to that of U.S. Treasury Bills or Notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio’s yield will fluctuate.

SHAREHOLDER INFORMATION

The Portfolio issues shares of common stock in the Company. The Board of Directors may increase the number of authorized shares or create additional series or classes of Company or Portfolio shares without shareholder approval. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Shares of the Company have equal rights with respect to voting, except that the holders of shares of an investment portfolio will have the exclusive right to vote on matters affecting only the rights of the holders of that portfolio. For example, shareholders of the Portfolio will have the exclusive right to vote on any investment management agreement or investment restriction that relates only to the Portfolio. Shareholders of the Portfolio do not have cumulative voting rights, and, therefore, the holders of more than 50% of the outstanding shares of the Company voting together for the election of Directors may elect all of the members of the Board of Directors. In such event, the remaining holders cannot elect any members of the Board of Directors.

The Board of Directors may authorize the issuance of additional shares, and may, from time to time, classify or reclassify issued or any unissued shares to create one or more new classes or series in addition to those already authorized by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares; provided, however, that any such classification or reclassification shall not substantially adversely affect the rights of holders of issued shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act.

The Articles of Incorporation currently permit the Directors to issue 20 billion full and fractional shares of the Portfolio, par value $0.0001. Each share is entitled to participate pro rata in the dividends and distributions from the Portfolio.

The Company will not normally hold annual shareholders’ meetings. Under Maryland law and the Company’s By-laws, an annual meeting is not required to be held in any year in which the election of Directors is not required to be acted upon under the Investment Company Act. The Company’s By-Laws provide that special meetings of shareholders, unless otherwise provided by law or by the Articles of Incorporation, may be called for any purpose or purposes by a majority of the Board of Directors, the Chairman of the Board, the President, or the written request of the holders of at least 10% of the outstanding shares of capital stock of the Company entitled to be voted at such meeting to the extent permitted by Maryland law.

Each Director serves until the next election of Directors and until the election and qualification of his or her successor or until such Director sooner dies, resigns, retires or is removed by the affirmative vote of a majority of the outstanding voting securities of the Company. In accordance with the Investment Company Act (i) the Company will hold a shareholder meeting for the election of Directors at such time as less than a majority of the Directors have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Directors, less than two-thirds of the Directors have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Share Ownership
On December [12], 2004, no person owned beneficially or of record 5% or more of the outstanding shares of the Portfolio.

ANNEX A -- RATINGS OF INVESTMENTS

STANDARD AND POOR’S AND MOODY’S INVESTORS
SERVICE COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor’s (“S&P”) has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated “A” or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer’s commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody’s Investors Service (“Moody’s”). Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated Prime-1, -2 or -3.

FITCH COMMERCIAL PAPER RATINGS

When assigning ratings, the agency considers the historical and prospective financial condition, quality of management, and operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality. In the case of a structured financing, the quality of its underlying assets and the integrity of its legal structure are considered. In the case of banks, for which sector there is a history of rescue by sovereign "lenders of last resort" or by major shareholders, the potential strength of any such support is also taken into account in the ratings.

MIG-1 AND MIG-2 MUNICIPAL NOTES

Ratings of Moody’s for state and municipal notes and other short-term loans will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR’S BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions.

MOODY’S INVESTORS SERVICE BOND RATINGS

Aaa. Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

FITCH BOND RATINGS

AAA. Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

PART C

OTHER INFORMATION

TD WATERHOUSE PLUS FUNDS, INC.

Item 22.Exhibits.

(a)	(1)	Articles of Incorporation (see Note A)

	(2)	Articles of Amendment to Articles of Incorporation dated October 15, 1996 (see Note A)

	(3)	Articles of Amendment to Articles of Incorporation dated March 12, 1998 (see Note B)

	(4)	Articles of Amendment to Articles of Incorporation dated December 30, 1998 (see Note D)

	(5)	Articles of Amendment to Articles of Incorporation dated February 9, 1999 (see Note D)

	(6)	Articles of Amendment to Articles of Incorporation dated March 29, 1999 (see Note D)

	(7)	Articles of Amendment to Articles of Incorporation dated September 1, 1999 (see Note F)

	(8)	Articles of Amendment to Articles of Incorporation dated November 20, 2001 (see Note H)

	(9)	Articles of Amendment to Articles of Incorporation dated December 17, 2003 (see Note J)

(b)		By-Laws, as amended to date (see Note A)

(c)		Instruments Defining Shareholder Rights (incorporated by reference to Exhibits (a) and (b) to the Registration Statement, as incorporated herein)

(d)	(1)	Investment Management Agreement between Registrant and TD Waterhouse Asset Management, Inc. dated February 26, 1998 (see Note B)

	(2)	Amendment to Investment Management Agreement between Registrant and TD Waterhouse Asset Management, Inc. dated April 4, 2002 (see Note H)

(e)	(1)	Distribution Agreement between Registrant and Funds Distributor, Inc. dated April 11, 2001 (see Note F)

	(2)	Amendment to Distribution Agreement between Registrant and Funds Distributor, Inc. dated April 4, 2002 (see Note H)

	(3)	Form of Selling Agreement (see Note C)

(f)		Inapplicable

(g)	(1)	Custody Agreement between Registrant and The Bank of New York dated February 26, 1998 (see Note D)

	(2)	Amendment to Custody Agreement between Registrant and The Bank of New York dated September 6, 2000 (see Note F)

	(3)	Amendment to Custody Agreement between Registrant and The Bank of New York dated June 6, 2001 (see Note F)

	(4)	Amendment to Custody Agreement between Registrant and The Bank of New York dated April 4, 2002 (see Note H)

	(5)	Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York dated June 6, 2001 (see Note F)

(h)	(1)	Transfer Agency and Dividend Disbursing Agency Agreement between Registrant and National Investor Services Corp. dated February 26, 1998 (see Note B)

	(2)	Amendment to Transfer Agency and Dividend Disbursing Agency Agreement between Registrant and National Investor Services Corp. dated April 4, 2002 (see Note H)

	(3)	Amendment to Transfer Agency and Dividend Disbursing Agency Agreement between Registrant and National Investors Services Corp. dated [ ] *

	(4)	Shareholder Servicing Plan (see Note G)

	(5)	Form of Shareholder Services Agreement (see Note B)

	(6)	Shareholder Services Agreement between Registrant and TD Waterhouse Investor Services, Inc. dated May 11, 1998 (see Note C)

	(7)	Amendment to Shareholder Services Agreement between Registrant and TD Waterhouse Investor Services, Inc. dated March 7, 2001 (see Note F)

	(8)	Amendment to Shareholder Services Agreement between Registrant and TD Waterhouse Investor Services, Inc. dated April 4, 2002 (see Note H)

	(9)	Amendment to Shareholder Services Agreement between Registrant and TD Waterhouse Investor Services, Inc. dated [ ] *

	(10)	Administration Agreement between Registrant and Waterhouse Investor Services, Inc. dated February 26, 1998 (see Note B)

	(11)	Amendment to Administration Agreement between Registrant and TD Waterhouse Investor Services, Inc. dated April 4, 2002 (see Note H)

	(12)	Sub-Administration Agreement between TD Waterhouse Investor Services, Inc. and Funds Distributor, Inc. dated April 11, 2001 (see Note F)

	(13)	Amendment to Sub-Administration Agreement between TD Waterhouse Investor Services, Inc. and Funds Distributor, Inc. dated April 4, 2002 (see Note H)

	(14)	Accounting Services Agreement between TD Waterhouse Investor Services, Inc. and SEI Investments Mutual Funds Services dated September 1, 2000 (see Note F)

	(15)	Amendment to Accounting Services Agreement between TD Waterhouse Investor Services, Inc. and SEI Investments Mutual Funds Services dated April 4, 2002 (see Note H)

	(16)	State Filing Services Agreement between Registrant and Automated Business Development Corporation dated February 26, 1998 (see Note C)

	(17)	Amendment to State Filing Services Agreement between Registrant and Automated Business Development Corporation dated April 4, 2002 (see Note H)

(i)		Opinion and Legal Consent of Shearman & Sterling LLP as to legality of securities being registered (see Note F)

(j)	(1)	Consent of Shearman & Sterling LLP *

	(2)	Consent of Independent Auditors *

(k)		Inapplicable

(l)	(1)	Subscription Agreement between Registrant and FDI Distribution Services, Inc. (see Note C)

	(2)	Purchase Agreement between Registrant and FDI Distribution Services, Inc. (see Note H)

(m)		Inapplicable

(n)		Inapplicable

(p)	(1)	Code of Ethics of Registrant and Investment Manager (see Note E)

	(2)	Amended Code of Ethics of Registrant and Investment Manager (see Note J)

	(3)	Code of Ethics of Registrant *

	(4)	Code of Ethics of Investment Manager *

	(5)	Code of Ethics of Principal Underwriter (see Note E)

	(6)	Code of Ethics of BISYS Fund Services (filed herewith)

Other Exhibits:

Power of Attorney for James F. Rittinger, Richard W. Dalrymple, Theodore Rosen and Carolyn B. Lewis dated April 21, 1998 (see Note B)

Power of Attorney for Peter B.M. Eby dated September 19, 2002 (see Note I)

Form of Delegation Agreement for Retail Funds (see Note I)

*	To be filed by amendment

Note A:	Filed as an exhibit to Registrant's Registration Statement on Form N-1A, File Nos. 333-14527; 811-07871, on October 21, 1996, and incorporated herein by reference.

Note B:	Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-14527; 811-07871, on April 29, 1998, and incorporated herein by reference.

Note C:	Filed as an exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, File Nos. 333-14527; 811-07871, on May 15, 1998, and incorporated herein by reference.

Note D:	Filed as an exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-14527; 811-07871, on June 29, 1999, and incorporated herein by reference.

Note E:	Filed as an exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, File Nos. 333-14527; 811-07871, on August 31, 2000, and incorporated herein by reference.

Note F:	Filed as an exhibit to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, File Nos. 333-14527; 811-07871, on August 30, 2001, and incorporated herein by reference.

Note G:	Filed as an exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, File Nos. 333-14527; 811-07871, on October 29, 2001, and incorporated herein by reference.

Note H:	Filed as an exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, File Nos. 333-14527; 811-07871, on September 3, 2002, and incorporated herein by reference.

Note I:	Filed as an exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, File Nos. 333-14527; 811-07871, on August 28, 2003, and incorporated herein by reference.

Note J:	Filed as an exhibit to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-14527; 811-07871, on December 31, 2003, and incorporated herein by reference.

Item 23. Persons Controlled by or under Common Control with Registrant.

               Not applicable.

Item 24. Indemnification.

               Section 2-418 of the General Corporation Law of the State of Maryland, Article IX of the Registrant's Articles of Incorporation, filed as Exhibit (a)(1) hereto, Article V of the Registrant's By-Laws, filed as Exhibit (b) hereto, and the Investment Management Agreement, filed as Exhibit (d)(1) hereto, provide for indemnification.

               The Articles of Incorporation and By-Laws provide that to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Registrant shall have any liability to the Registrant or to its shareholders for damages.

               The Articles of Incorporation and By-Laws further provide that the Registrant shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law and the Investment Company Act; that the Registrant shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with applicable law. The Board of Directors may, through by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law. However, nothing in the Articles of Incorporation or By-Laws protects any director or officer of the Registrant against any liability to the Registrant or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

               Section 2-418 of the General Corporation Law of the State of Maryland provides that a corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that (i) the act or omission of the director was material to the matter giving rise to the proceeding; and (a) was committed in bad faith; or (b) was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property, or services; or (iii) in the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. Section 2-418 permits indemnification to be made against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding; however, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation. A director may not be indemnified under Section 2-418 in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

               Unless limited by the Registrant's charter, a director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to above shall be indemnified against any reasonable expenses incurred by the director in connection with the proceeding. Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of (i) a written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met; and (ii) a written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

               The indemnification and advancement of expenses provided or authorized by Section 2-418 may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

               Under Section 2-418, a corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors and a corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

               Under Section 2-418, a corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of such Section. A corporation also may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with the foregoing. The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25. Business and Other Connections of Investment Adviser.

               The following persons are the directors and officers of the Investment Manager:

               DAVID HARTMAN*, Senior Vice President and Chief Investment Officer of the Investment Manager since 1995.

               RICHARD H. NEIMAN*, Director and Secretary of the Investment Manager. Mr. Neiman has served as Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc. since July 1994. Mr. Neiman also serves in similar capacities for TD Waterhouse Investor Services, Inc.

               FRANK J. PETRILLI*, Director of the Investment Manager. Mr. Petrilli has served as Chairman, President and Chief Executive Officer of TD Waterhouse Asset Management, Inc. since January 1997. Mr. Petrilli has served as President and Chief Executive Officer – U.S. of TD Waterhouse Group, Inc. since June 1999. Mr. Petrilli also serves as Director and Vice Chairman of TD Waterhouse Investor Services, Inc.

               B. KEVIN STERNS*, Senior Vice President, Chief Financial Officer and Treasurer of the Investment Manager. Mr. Sterns has served as Executive Vice President, Chief Financial Officer and Treasurer of TD Waterhouse Group, Inc. and TD Waterhouse Investor Services, Inc. since October 1996. Mr. Sterns has served in various positions with Toronto-Dominion Bank since October 1970 and is currently a Vice President with the

Bank.

               MICHELE R. TEICHNER*, Senior Vice President and Chief Compliance Officer - Compliance, Administration and Operations of the Investment Manager. Ms. Teichner has been serving as Senior Vice President of TD Waterhouse Asset Management, Inc. since August 1996, with responsibility for compliance, administration and operations, and as Chief Compliance Officer since June 2004.

               *                Address: 100 Wall Street, New York, NY 10005

Item 26. Principal Underwriters.

               (a)              Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

GMO Trust
Merrimac Series
Munder Series Trust
Skyline Funds
TD Waterhouse Family of Funds, Inc.
TD Waterhouse Trust
TD Waterhouse Plus Funds, Inc.

               The Distributor is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110. The Distributor is an indirect wholly owned subsidiary of The BISYS Group, Inc.

               (b)              The following is a list of the officers and directors of the Distributor:

Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Distributor	with Registrant

William J. Tomko	President	None
Kevin J. Dell	Secretary & Director	None
Edward S. Forman	Assistant Secretary	None
Robert A. Bucher	Financial and	None
Operations Principal
Charles L. Booth	Vice President/Assistant	None
Compliance Officer
Richard F. Froio	Vice President/Chief	None
Compliance
Officer/Executive
Representative/Supervising
Principal
James L. Fox	Director	None
Stephen E. Hoffman	Treasurer	None

               *                c/o Funds Distributor, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110

               (c)             Not applicable.

Item 27. Location of Accounts and Records.

               All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act and the Rules thereunder are maintained at the offices of the Registrant, the offices of the Registrant's Investment Manager and Administrator, TD Waterhouse Asset Management, Inc. and TD Waterhouse Investor Services, Inc., respectively, 100 Wall Street, New York, New York 10005, or (i) in the case of records concerning custodial functions, at the offices of the Registrant's Custodian, The Bank of New York, One Wall Street, New York, New York 10286; (ii) in the case of records concerning transfer agency functions, at the offices of the Registrant's Transfer Agent and Dividend Disbursing Agent, National Investor Services Corp., 55 Water Street, New York, New York 10041; (iii) in the case of records concerning distribution, administration and certain other functions, at the offices of the Registrant's Distributor and Sub-Administrator, Funds Distributor, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110; and (iv) in the case of records concerning fund accounting functions, at the offices of the Registrant's fund accountant, SEI Investments Mutual Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456-1100.

Item 28. Management Services.

Not applicable.

Item 29. Undertakings.

Not applicable.

SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of October, 2004.

TD WATERHOUSE PLUS FUNDS, INC.
Registrant

By:         /s/George O. Martinez
               George O. Martinez
              President and Chief Executive Officer

               Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by or on behalf of the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ George O. Martinez	President and Chief Executive Officer	October 29, 2004
George O. Martinez

James F. Rittinger*	Chairman of the Board
and Director

Richard W. Dalrymple*	Director

Peter B. M. Eby*	Director

Theodore Rosen*	Director

/s/Christopher Salfi	Treasurer and Chief Financial Officer	October 29, 2004
Christopher Salfi

*By: /s/Richard H. Neiman		October 29, 2004
Richard H. Neiman
Attorney-in-Fact pursuant to a power of attorney

INDEX TO EXHIBITS

(h)(3)	Amendment to Transfer Agency and Dividend Disbursing Agency Agreement

(h)(9)	Amendment to Shareholder Services Agreement

(p)(6)	Code of Ethics of BISYS Fund Services